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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                   FORM N-14

                                  PRELIMINARY

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/



                     VANGUARD FIXED INCOME SECURITIES FUNDS
       (EXACT NAME OF REGISTRANT AS SPECIFIED IN DECLARATION OF TRUST)

                     P.O. BOX 2600, VALLEY FORGE, PA 19482
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                                 (610) 669-1000
                 (REGISTRANT'S AREA CODE AND TELEPHONE NUMBER)

                            R. GREGORY BARTON, ESQ.
                                 P.O. BOX 2600
                             VALLEY FORGE, PA 19482
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
  AS SOON AS PRACTICABLE AFTER THIS REGISTRATION STATEMENT BECOMES EFFECTIVE.

               NO FILING FEE IS DUE BECAUSE OF RELIANCE ON SECTION
                  24(F) FO THE INVESTMENT COMPANY ACT OF 1940.

                      IT IS PROPOSED THAT THIS REGISTRATION
   STATEMENT WILL BECOME EFFECTIVE ON FEBRUARY 26, 2001 PURSUANT TO RULE 488.

IMPORTANT NEWS FOR SHAREHOLDERS

VANGUARD ADMIRAL SHORT-TERM TREASURY FUND
VANGUARD ADMIRAL INTERMEDIATE-TERM TREASURY FUND
VANGUARD ADMIRAL LONG-TERM TREASURY FUND

PLEASE VOTE IMMEDIATELY!

You can vote by mail,  telephone,  or our  website . . .
details can be found on the enclosed proxy insert.

PROXY INFORMATION

THREE VANGUARD ADMIRAL FUNDS--VANGUARD ADMIRAL SHORT-TERM TREASURY FUND, VANGUARD ADMIRAL INTERMEDIATE-TERM TREASURY FUND, AND VANGUARD ADMIRAL LONG-TERM TREASURY FUND-- WILL HOST A SPECIAL MEETING OF SHAREHOLDERS ON MAY 22, 2001, AT VANGUARD'S HEADQUARTERS IN MALVERN, PENNSYLVANIA. THE PURPOSE IS FOR SHAREHOLDERS TO VOTE ON A PROPOSAL TO REORGANIZE EACH OF THESE FUNDS ON A TAX-FREE BASIS INTO THE ADMIRAL-CLASS SHARES OF A VIRTUALLY IDENTICAL VANGUARD TREASURY BOND FUND.

     THE FIRST TWO PAGES OF THIS BOOKLET HIGHLIGHT KEY POINTS ABOUT THE PROPOSED REORGANIZATION AND EXPLAIN THE PROXY PROCESS--INCLUDING HOW TO CAST YOUR VOTES. BEFORE YOU VOTE, PLEASE READ THE FULL TEXT OF THE COMBINED PROXY STATEMENT AND PROSPECTUS FOR A COMPLETE UNDERSTANDING OF OUR PROPOSAL.

                  KEY POINTS ABOUT THE PROPOSED REORGANIZATION

PURPOSE OF THE REORGANIZATION

The purpose of this reorganization proposal is to make the Admiral Funds part of Vanguard's "original" Treasury bond funds. The benefit to shareholders is that the Funds as combined will realize greater operating economies and an improved ability to maintain low expenses. For instance, the Funds as combined are likely to see an increase in offsetting cash flows, which should reduce portfolio transactions costs incurred in buying securities to absorb shareholder purchases, or selling securities to meet shareholder redemptions.

We launched the Admiral Funds in 1992 to provide large investors with an expense-advantaged alternative to Vanguard's original Treasury bond funds. The original Treasury bond funds--known as the Vanguard Short-Term, Intermediate-Term, and Long-Term Treasury Funds--have recently added Admiral Shares, an expense-advantaged share class for large and long-standing investors. Your board of trustees believes that it is in shareholders' best interest simply to reorganize the Vanguard Admiral Short-Term, Intermediate-Term, and Long-Term Treasury Funds into the original Treasury bond funds in exchange for Admiral Shares of those funds. In essence, the reorganization will exchange you on a tax-free basis to a virtually identical Vanguard fund.

SAME LOW COSTS FOR SHAREHOLDERS

Admiral Shares of the Vanguard Short-Term, Intermediate-Term, and Long-Term Treasury Funds are expected to feature an expense ratio of 0.15%, which translates into an annual cost to shareholders of $1.50 for each $1,000 invested. This is the same percentage as your fund's expense ratio for its last fiscal year.

SAME INVESTMENT OBJECTIVES, INVESTMENT POLICIES AND PORTFOLIO MANAGERS

The investment  objectives,  investment  policies and portfolio managers for the
Vanguard  Short-Term   Intermediate-Term,   and  Long-Term  Treasury  Funds  are
identical to those of the corresponding Admiral Funds.

COMPARABLE INVESTMENT PERFORMANCE

As shown below, the Vanguard Short-Term, Intermediate-Term, and Long-Term Treasury Funds have delivered investment performance comparable to that of the corresponding Admiral Funds.

          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED JANUARY 31, 2001
          -------------------------------------------------------------

                                          1 Year      5 Years   10 Years*
Short-Term Treasury Fund**
Admiral Short-Term Treasury Fund

Intermediate-Term Treasury Fund**
Admiral Intermediate-Term Treasury Fund

Long-Term Treasury Fund**
Admiral Long-Term Treasury Fund
================================================================================
*    Since inception (December 14, 1992) for the Admiral Funds.
** Admiral Shares did not become available until February 9, 2001, so the information shown is for the funds' Investor Shares, which bear a higher expense ratio.

HOW THE REORGANIZATION WILL AFFECT YOUR ACCOUNT

If shareholders approve this reorganization proposal, we'll exchange all of your shares in the Vanguard Admiral Short-Term, Intermediate-Term, or Long-Term Treasury Fund, on a tax-free basis, for an equivalent dollar amount of Admiral Shares in the Vanguard Short-Term, Intermediate-Term, or Long-Term Treasury Fund, as appropriate. Your account registration and account options will remain the same, including the handling of your dividends. In addition, shareholders who use the check writing privilege automatically will be issued a new checkbook automatically.

Between now and the proposed reorganization, you may invest additional amounts in your current Admiral Fund account. However, the Admiral Funds have been closed to new shareholder accounts in anticipation of the reorganization.

"GRANDFATHER" PRIVILEGE

If shareholders approve this reorganization proposal, you will be exempt from the special eligibility rules that normally apply to investors in Vanguard's Admiral-class Shares. Admiral-class Shares generally require a minimum account balance of $250,000 (reduced to $150,000 for accounts at least five years old, and $50,000 for accounts at least ten years old). However, current Admiral Short-Term, Intermediate-Term, and Long-Term Treasury Fund shareholders will be considered eligible for Admiral-class Shares by maintaining a minimum account balance of just $50,000, which is the same standard that applies to current Admiral Fund accounts. The one exception to this rule is that retirement plan investors using Vanguard's VISTA recordkeeping system will not be permitted to direct additional plan contributions into Admiral Shares of the Short-Term, Intermediate-Term, and Long-Term Treasury Funds following the reorganization.

TAX NOTES

The reorganization will be accomplished on a tax-free basis, meaning that you won't realize any capital gains or losses when your shares in the Admiral Funds are exchanged for Admiral Shares of the corresponding Treasury bond fund. However, you should pay close attention to these points:

          o Final distributions for Admiral Funds. At the time of the reorganization, each Admiral Fund will distribute its final daily dividend and its accumulated realized capital gains, if any. (As of the date of this proxy, there are no such capital gains accumulated for any of the Admiral Funds.)

          o Payments of monthly and year-end distributions for Admiral Shares. Following the reorganization, shareholders of each former Admiral Fund will participate fully in the monthly and year-end distributions made for Admiral Shares of the their new funds.

          o Cost basis. Following the reorganization, your aggregate cost basis in your account and your holding period will remain the same. However, your nominal per share cost will change as a result of differences in the share prices of your current Admiral Fund and the corresponding Treasury bond fund. Vanguard's Average Cost Service will convert

               Admiral Fund share prices into Treasury bond fund share prices automatically. If you use a different cost basis methodology, however, it will be up to you to convert the share prices for each lot of Admiral Fund shares that you own at the time of the reorganization.

                                     - Q&A-

Q.  I'M A RELATIVELY SMALL INVESTOR. WHY SHOULD I BOTHER TO VOTE?

A. Your vote makes a difference. If numerous shareholders just like you fail to vote their proxies, your Fund may not receive enough votes to go forward with its meeting. If this happens, we'll need to mail proxies again--a costly proposition for your Fund and all of its shareholders!

Q.  WHO GETS TO VOTE?

A. Any person who owned shares of your Fund on the "record date," of February 27, 2001 gets to vote--even if the investor later sold the shares. Shareholders are entitled to cast one vote for each dollar invested in your fund on the record date.

Q.       HOW CAN I VOTE?

A.       You can vote in any one of four ways:

          o Through the Internet by going to www.vanguard.com or www.proxyweb.com if you invest directly with Vanguard, or by going to www.proxyvote.com if you invest with Vanguard through a financial intermediary.

          o By telephone, with a toll-free call to the number listed on your proxy card.

          o    By mail, with the enclosed ballot.

          o    In person at the meeting.

We encourage you to vote by Internet or telephone, using the voting control number that appears on your proxy card. These voting methods will save your fund a substantial amount of money (no return-mail postage!). Whichever method you choose, please take the time to read the full text of our proxy statement before you vote.

Q.       IS IT HARD TO VOTE BY INTERNET?

A.  Not  at  all!   If  you  have  not  yet   visited   Vanguard's   website--at
www.vanguard.com--this is a great opportunity to check it out. Scan our website and, when you're ready, click on the "Proxy Voting."

Q.       I PLAN TO VOTE BY MAIL. HOW SHOULD I SIGN MY PROXY CARD?

A. If you are an individual account owner, please sign exactly as your name appears on the proxy card. Either owner of a joint account may sign the proxy card, but the signer's name must exactly match one that appears on the card. You should sign proxy cards for other types of accounts in a way that indicates your authority (for instance, "John Brown, Custodian").

Q.       WHOM SHOULD I CALL WITH QUESTIONS?

A. Please call Vanguard's Investor Information Department at 1-800-662-7447 with any additional questions about the proposed reorganization or the upcoming shareholder meeting. Clients of Vanguard's Institutional Investor Division or Flagship Department may call their Vanguard representatives with any questions.

                    VANGUARD ADMIRAL SHORT-TERM TREASURY FUND
                VANGUARD ADMIRAL INTERMEDIATE-TERM TREASURY FUND
                    VANGUARD ADMIRAL LONG-TERM TREASURY FUND

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

Your Fund will host a Special Meeting of Shareholders on TUESDAY, MAY 22, 2001, AT 9:30 A.M., EASTERN TIME. The meeting will be held at Vanguard's Malvern, Pennsylvania headquarters, at 100 Vanguard Boulevard, in Room 118A of the Morgan Building. At the meeting, we'll ask shareholders of each Fund to vote on:

1. A proposal to reorganize Vanguard Admiral Short-Term Treasury Fund into Vanguard Short-Term Treasury Fund-Admiral Shares;

2. A proposal to reorganize Vanguard Admiral Intermediate-Term Treasury Fund into Vanguard Intermediate-Term Treasury Fund - Admiral Shares;

3. A proposal to reorganize Vanguard Admiral Long-Term Treasury Fund into Vanguard Long-Term Treasury Fund - Admiral Shares; and

4.   Any other business properly brought before the meeting.

                                               By Order of the Board of Trustees
                                                 Raymond J. Klapinsky, Secretary


February *, 2001


================================================================================

                             YOUR VOTE IS IMPORTANT!

YOU CAN VOTE EASILY AND QUICKLY AT OUR WEBSITE BY TOLL-FREE TELEPHONE CALL, OR BY MAIL. JUST FOLLOW THE SIMPLE INSTRUCTIONS THAT APPEAR ON YOUR ENCLOSED PROXY CARD. PLEASE HELP YOUR FUND AVOID THE EXPENSE OF A FOLLOW-UP MAILING BY VOTING TODAY!

================================================================================

                    VANGUARD ADMIRAL SHORT-TERM TREASURY FUND
                VANGUARD ADMIRAL INTERMEDIATE-TERM TREASURY FUND
                    VANGUARD ADMIRAL LONG-TERM TREASURY FUND

                         SPECIAL MEETING OF SHAREHOLDERS

                                  MAY 22, 2001

                       COMBINED PROXY STATEMENT/PROSPECTUS

                                  INTRODUCTION
                                  ------------

PROPOSAL SUMMARY. This proxy statement describes a reorganization proposal to make your Admiral Fund a part of a virtually identical Treasury bond fund, as follows:

          o Vanguard Admiral Short-Term Treasury Fund will become part of Vanguard Short-Term Treasury Fund-Admiral Shares;

          o Vanguard Admiral Intermediate-Term Treasury Fund will become part of Vanguard Intermediate-Term Treasury Fund - Admiral Shares; and

          o Vanguard Admiral Long-Term Treasury Fund will become part of Vanguard Long-Term Treasury Fund - Admiral Shares.

For each Admiral Fund, the reorganization involves two basic steps. First, each Admiral Fund will transfer all of its assets and liabilities to the corresponding Treasury bond fund. Simultaneously, the corresponding Treasury bond fund will credit your Vanguard account with Admiral Shares that are equivalent in value to your Admiral Fund investment at the time of the reorganization.

READ AND KEEP THESE DOCUMENTS. Please read the entire proxy statement, along with the enclosed Vanguard Bond Funds prospectus dated February 9, 2001, before casting your vote. (The prospectus is, by reference, considered part of this proxy statement.) These documents contain information that is important to your proxy vote decision, and you should keep them for future reference.

Additional  information  is  available.  The Vanguard  Bond Funds'  Statement of
Additional Information (dated February 9, 2001) and its 2001 Annual Report to Shareholders each contain important information about the Vanguard Short-Term, Intermediate-Term, and Long-Term Treasury Funds. These documents have been filed with the U.S. Securities and Exchange Commission and are considered part of this proxy statement/prospectus by reference. You can obtain copies of these documents without charge by contacting Vanguard (1-800-662-7447) or visiting the SEC's website (http:\\www.sec.gov). Copies of the Vanguard Admiral Funds' prospectus and Statement of Additional Information (both dated May 26, 2000), along with its most recent annual report for shareholders, are considered part of this proxy statement/prospectus by referenece, and are also available without charge from Vanguard or at the SEC's website.

================================================================================
These securities have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange Commission passed upon the accuracy of this combined proxy statement/prospectus. Any representation to the contrary is a criminal offense.
================================================================================

                                    OVERVIEW

This section summarizes key information concerning your Fund's reorganization proposal. Keep in mind that more detailed information appears throughout the proxy statement and the accompanying prospectus. Please be sure to read everything.

     THE PROPOSED REORGANIZATION. At their meeting on December 15, 2000, your Fund's board of trustees approved a plan to reorganize Vanguard Admiral Short-Term, Intermediate-Term, and Long-Term Treasury Funds into the Vanguard
Short-Term, Intermediate-Term, and Long-Term Treasury Funds, respectively. The plan calls for each Admiral Fund to transfer all of its assets and liabilities to the corresponding Treasury bond fund in exchange for Admiral Shares of that fund. Shareholders of each Admiral Fund would receive Admiral Shares equivalent in value to their investments at the time of the reorganization, and the Admiral Funds then would be terminated. All of this would happen on a single day, which is currently expected to be May 31, 2001, assuming that shareholders approve this proposal.

     We believe that the proposed reorganization is in the best interests of each Admiral Fund and its shareholders. In essence, the reorganization will exchange you on a tax-free basis to a virtually identical Vanguard fund. Following the reorganization, all shareholders of the Funds as combined will benefit from greater operating economies and an improved ability to maintain low expenses. Also, the reorganization will not dilute the interests of Admiral Fund shareholders. If we don't gain shareholder approval of the reorganization for any Admiral Fund, that Fund will continue in existence and the board of trustees will consider whether further action is appropriate.

     INVESTMENT OBJECTIVES AND POLICIES OF EACH FUND. The investment objectives and policies of each Admiral Fund are identical to those of the corresponding Treasury bond fund. These investment objectives and policies are discussed in detail under "Investment Practices and Risk Considerations" on page ___. For complete descriptions of the investment objectives and policies of the Admiral Funds and the corresponding Treasury bond funds, please read each fund's prospectus and Statement of Additional Information.

     INVESTMENT ADVISER. The Vanguard Group, Inc., P.O. Box 2600, Valley Forge, PA 19482, serves as investment adviser to each of the Admiral Funds and to the corresponding Vanguard Treasury bond funds. Vanguard manages the investment and reinvestment of the funds' respective assets and continuously reviews, supervises and directs the funds' respective investment programs. Vanguard provides these services on an at-cost basis through its Fixed Income Group, subject to the control of the trustees and officers of the Funds.

     Founded in 1975, Vanguard is a family of more than 100 funds holding net assets of more than $_______ billion as of the December 31, 2000. Vanguard is owned jointly by its member funds, and all Vanguard funds share in the expenses associated with the firm's business operations, such as personnel, office space, equipment, and advertising.

     Purchase, Redemption, Exchange, and Conversion Information. The purchase, redemption, exchange, and conversion features of the Admiral Funds are identical to those for Admiral Shares of the corresponding Vanguard Treasury bond funds, except as follows.

          o Minimum investment requirement. Since their inception, the Admiral Funds have required shareholders to maintain a minimum account balance of $50,000. However, Admiral Shares of the Vanguard Short-Term, Intermediate-Term, and Long-Term Treasury Funds generally require a minimum balance of $250,000 for newer accounts, $150,000 for accounts in existence at least five years, and $50,000 for accounts in existence at least ten years. As part of the reorganization proposal, you will be "grandfathered" from these minimum account balance requirements. Current shareholders of each Admiral Fund will be considered eligible for Admiral Shares of the corresponding Treasury bond fund simply by maintaining a minimum account balance of $50,000, regardless of account tenure. If a current account is closed and subsequently reopened, the regular Admiral Shares requirements will apply.

          o    Eligible  account  types.  The  Admiral  Funds  have no  specific limitations  on  eligible  types of  accounts.  However,  Admiral
               Shares of the Vanguard Short-Term, Intermediate-Term, and Long-Term Treasury Funds generally are not available to SIMPLE IRAs, 403(b)(7) custodial accounts, other retirement plan accounts receiving special administrative services from Vanguard, or accounts maintained through financial intermediaries (except in limited circumstances). As part of the reorganization proposal, existing Admiral Fund accounts will be "grandfathered" from these limitations on account types. The one exception to this rule is that retirement plan investors using Vanguard's VISTA recordkeeping system will not be permitted to direct additional plan contributions into Admiral Shares.

          o Conversions between share classes. The Admiral Funds have no conversion features because they offer only one class of shares. By contrast, the Vanguard Short-Term, Intermediate-Term, and Long-Term Treasury Funds have adopted a multiple class plan providing for two separate share classes: Investor Shares and Admiral Shares. Following the reorganization, if you fail to maintain a minimum account balance of $50,000, your Admiral Shares may be converted automatically into Investor Shares of the same Treasury bond fund. Investor Shares, which maintain a higher expense ratio than Admiral Shares, require a minimum account balance of just $3,000 and are more fully described in the enclosed Vanguard Bond Funds prospectus.

     FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION. It is expected that the reorganization will constitute a tax-free reorganization within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended. We won't proceed with the reorganization unless legal counsel provides us with an opinion to the effect that the reorganization will be tax-free and will not cause the Admiral Funds or their shareholders to recognize gains or losses. Please see "Information About the Reorganization - Tax Considerations" on page ___ for details.

                  INVESTMENT PRACTICES AND RISK CONSIDERATIONS

     The investment objectives and policies of each Admiral Fund are identical to those of the corresponding Treasury bond fund. Consequently, we believe that the risks of investing in the Short-Term, Intermediate-Term, or Long-Term Treasury Funds are no different from the risks of investing in the corresponding Admiral Funds. Following is a brief discussion of the investment objectives, primary investment policies, and primary risks of each fund; for more detailed information, please see the Funds' prospectuses and Statements of Additional Information. There is no guarantee that any of the Funds will achieve its stated objective.

INVESTMENT OBJECTIVES

          o Vanguard Admiral Short-Term Treasury Fund and Vanguard Short-Term Treasury Fund each seek to provide high current income and preserve investors' principal.

          o Vanguard Admiral Intermediate-Term Treasury Fund and Vanguard Intermediate-Term Treasury Fund each seek to provide high current income, and preserve investors' principal.

          o Vanguard Admiral Long-Term Treasury Fund and Vanguard Long-Term Treasury Fund each seek to provide high current income and preserve investors' principal.

PRIMARY INVESTMENT POLICIES

          o Vanguard Admiral Short-Term Treasury Fund and Vanguard Short-Term Treasury Fund each invests at least 85% of its total assets in short-term bonds whose interest and principal payments are backed by the full faith and credit of the U.S. government. In addition, at least 65% of each Fund's total assets must always be invested in U.S. Treasury securities. Each Fund generally maintains a dollar-weighted average maturity of between one and three years.

          o Vanguard Admiral Intermediate-Term Treasury Fund and Vanguard Intermediate-Term Treasury Fund each invests at least 85% of its total assets in intermediate-term bonds whose interest and principal payments are backed by the full faith and credit of the U.S. government. In addition, at least 65% of each Fund's total assets must always be invested in U.S. Treasury securities. Each fund generally maintains a dollar-weighted average maturity of between five and ten years.

          o Vanguard Admiral Long-Term Treasury Fund and Vanguard Long-Term Treasury Fund each invests at least 85% of its total assets in high-quality, long-term bonds whose interest and principal payments are backed by the full faith and credit of the U.S. government. In addition, at least 65% of each fund's total assets must always be invested in U.S. Treasury securities. Each fund generally maintains a dollar-weighted average maturity of between fifteen and thirty years.

PRIMARY RISKS

Each of the Admiral Funds and the corresponding Vanguard Treasury bond funds is subject to both income risk and interest rate risk. Income risk is the chance that falling interest rates will cause a fund's income--and thus its total return--to decline. Interest rate risk is the chance that bond prices overall will decline over short or even long periods because of rising interest rates.

          o Vanguard Admiral Short-Term Treasury Fund and Vanguard Short-Term Treasury Fund are each subject to a high degree of income risk and a low degree of interest rate risk.

          o Vanguard Admiral Intermediate-Term Treasury Fund and Vanguard Intermediate-Term Treasury Fund are each subject to a very low degree of income risk and a moderate degree of interest rate risk.

          o Vanguard Admiral Long-Term Treasury Fund and Vanguard Long-Term Treasury Fund are each subject to a very low degree of income risk and a high degree of interest rate risk.

                                FEES AND EXPENSES

     For the fiscal years ended January 31, 1999, 2000, and 2001, each of the Vanguard Admiral Funds had total operating expenses of 0.15% of its average net assets, which translates into an annual cost to shareholders of $1.50 for each $1,000 invested. Admiral Shares of the Vanguard Short-Term, Intermediate-Term, and Long-Term Treasury Funds are expected to have the total operating expenses of 0.15% of average net assets, as well.

                      INFORMATION ABOUT THE REORGANIZATION

     AGREEMENT AND PLAN OF REORGANIZATION. Vanguard Admiral Funds, the legal entity to which Vanguard Admiral Short-Term, Intermediate-Term, and Long-Term Treasury Funds belong, has entered into an Agreement and Plan of Reorganization with Vanguard Fixed Income Securities Funds, the legal entity to which Vanguard Short-Term, Intermediate-Term, and Long-Term Treasury Funds belong. Under this agreement, Vanguard Admiral Short-Term, Intermediate-Term, and Long-Term Treasury Funds each will transfer all of its assets and liabilities to the corresponding Treasury bond fund in exchange for Admiral Shares of that fund. Shareholders of each Admiral Fund would receive Admiral Shares equivalent in value to their investments at the time of the reorganization, and the Admiral Funds then, having no assets, would be dissolved. All of this would happen on a single day, which is currently expected to be May 31, 2001, assuming that shareholders voting shares representing a majority of each fund's net asset value approve this proposal. The agreement spells out the terms and conditions of the reorganization. For a complete description of these terms and conditions, please see the agreement, which appears as an appendix to this proxy statement.

     Until the reorganization date, shareholders of the Admiral Funds will continue to be able to redeem their shares. Redemption requests received after the reorganization will be treated as requests for the redemption of Admiral Shares of the applicable Treasury bond fund received by the shareholder in the reorganization.

     The obligations of the Admiral Funds and Vanguard Fixed Income Securities Funds under the agreement are subject to various conditions. Among other things, the reorganization requires that all filings be made with, and all consents be received from Federal, state, and local regulatory authorities as may be necessary, in the opinion of counsel, to carry out the transactions contemplated by the agreement. The funds are in the process of making the necessary filings. The agreement may be terminated at any time by action of the trustees of any Fund. The Funds, after consultation with counsel and by consent of the trustees or an officer authorized by the trustees, may at any time waive compliance with any condition contained in the agreement.

     TAX CONSIDERATIONS. Your fund's reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Internal Revenue Code. This means that none of the parties involved--the Admiral Funds, the corresponding Treasury bond funds, and their respective shareholders--will recognize a gain or loss directly from the reorganization.

          o Final distributions for Admiral Funds. At the time of the reorganization, each Admiral Fund will distribute its final daily dividends and its accumulated realized capital gains, if any. (As of the date of this proxy, there are no such capital gains accumulated for any of the Admiral Funds.)

          o Monthly and year-end payments of distributions for Admiral Shares. Following the reorganization, shareholders of each former Admiral Fund will participate fully in the monthly and year-end payments of distributions made for Admiral Shares of their "new" funds.

          o Cost basis. Following the reorganization, your aggregate cost basis in your account and your holding period will remain the same. However, your nominal per share cost will change as a result of differences in the share prices of your current Admiral Fund and the corresponding Treasury bond fund. Vanguard's Average Cost Service will convert Admiral Fund share prices into Treasury bond fund share prices automatically. If you use a different cost basis methodology, however, it will be up to you to convert the share prices for each lot of Admiral Fund shares that you own at the time of the reorganization.

     EXPENSES OF THE REORGANIZATION. Each Admiral Fund and the corresponding Treasury bond fund will bear its own expenses incurred in the reorganization. The expenses for the Short-Term, Intermediate-Term, and Long-Term Treasury Funds, which mainly consist of legal and accounting fees, are expected to be minimal. We expect each Admiral Fund's expenses for the reorganization to total approximately _______. These expenses will include: the cost of the special meeting of shareholders; proxy costs (including all costs of solicitation, printing, and mailing of this proxy statement); the expenses of its proposed liquidation and dissolution; and legal and accounting fees.

     Why we want to reorganize your fund. The purpose of this reorganization proposal is to make the Admiral Funds part of Vanguard's "original" Treasury bond funds--the Vanguard Short-Term, Intermediate-Term, and Long-Term Treasury Funds. Vanguard launched the Admiral Funds in 1992 to provide large investors with an expense-advantaged alternative to Vanguard's original Treasury bond funds. The original Treasury bond funds have recently added Admiral Shares, an expense-advantaged share class for large and long-standing investors. Your board of trustees believes that it is in shareholders' best interest simply to reorganize the Vanguard Admiral Short-Term, Intermediate-Term, and Long-Term Treasury Funds into original Vanguard Treasury bond funds , in exchange for Admiral Shares of those Funds. In essence, the reorganization will exchange you on a tax-free basis to a virtually identical Vanguard fund. Following the reorganization, all shareholders of the Funds as combined will benefit from greater operating economies and an improved ability to maintain low expenses. For instance, the Funds as combined are likely to see an increase in offsetting cash flows, which should reduce portfolio transactions costs incurred in buying securities to absorb shareholder purchases, or selling securities to meet shareholder redemptions.

                                RECOMMENDED VOTE

     YOUR FUND'S BOARD OF TRUSTEES RECOMMENDS THAT YOU VOTE TO APPROVE THE PROPOSED REORGANIZATION.

                     ADDITIONAL INFORMATION ABOUT THE FUNDS

     FORM OF ORGANIZATION The Vanguard Admiral Short-Term, Intermediate-Term, and Long-Term Treasury Funds are separate series of Vanguard Admiral Funds, an open-end management investment company registered under the Investment Company Act of 1940. Vanguard Admiral Funds was first organized as a Maryland corporation in 1992, and reorganized as a Delaware business trust in 1998. Vanguard Admiral Funds includes one additional series, Vanguard Admiral Treasury Money Market Fund, which is not part of the reorganization proposal.

     The Vanguard Short-Term, Intermediate-Term, and Long-Term Treasury Funds are separate series of Vanguard Fixed Income Securities Funds, which is also an open-end management investment company registered under the Investment Company Act of 1940. Vanguard Fixed Income Securities Funds was first organized as a Maryland corporation in 1972, and has undergone a number of reorganizations since then, the last of which occurred in 1998 when it became a Delaware business trust. Vanguard Fixed Income Securities Funds includes seven additional series, which are not part of the reorganization proposal. In addition, Vanguard Fixed Income Securities Funds has adopted a multiple class plan under which each of its component series offers one to three separate classes of shares: Investor Shares, Admiral Shares, and Institutional Shares.

     Vanguard Admiral Funds and Vanguard Fixed Income Securities Funds are governed by separate but identical Declarations of Trust. The business and affairs of each fund are managed under the direction of a board of trustees. The respective boards of trustees have the same members.

     VOTING RIGHTS. Shares of the funds entitle their holders to one vote per dollar of investment value. Separate votes are required by each series or class of shares on matters affecting an individual series or class of shares. Shares have noncumulative voting rights and no preemptive or subscription rights. The funds are not required to hold shareholder meetings annually, although shareholder meetings may be called from time-to-time for purposes such as electing or removing trustees, changing fundamental investment policies, or approving a significant transaction.

     ASSET SIZE AND PRINCIPAL SHAREHOLDERS. As of the fiscal year ended January 31, 2001, the funds' total net assets were approximately as follows:

         Vanguard Admiral Short-Term Treasury Fund...................... ______%
         Vanguard Admiral Intermediate-Term Treasury Fund............... ______%
         Vanguard Admiral Long-Term Treasury Fund....................... ______%
         Vanguard Short-Term Treasury Fund.............................. ______%
         Vanguard Intermediate-Term Treasury Fund....................... ______%
         Vanguard Long-Term Treasury Fund............................... ______%

As of the same date, each of the following persons was known to be the beneficial owner of more than 5% of each Fund's outstanding shares:


As a group, each Fund's trustees and officers owned less than 1% of its outstanding shares as of January 31, 2001.

     EXPENSE RATIOS. For its fiscal year ended January 31, 2001, each Admiral Fund had an expense ratio of 0.15% of its average net assets. Admiral Shares of the Short-Term, Intermediate-Term, and Long-Term Treasury Funds did not become available until February 9, 2001. However, the estimated expense ratio for each Fund's Admiral Shares during the current fiscal year is also 0.15% of average net assets.

     PORTFOLIO BROKERAGE. The portfolio brokerage policies of the Admiral Funds and the corresponding Treasury bond funds are identical. Brokers or dealers who execute transactions for the funds are selected by Vanguard's Fixed Income Group, which is responsible for using its best efforts to obtain the best available price and most favorable execution for each transaction. Principal transactions are made directly with issuers, underwriters, and market makers, and usually do not involve brokerage commissions, although underwriting commissions and dealer markups may be involved. Brokerage transactions are placed with brokers deemed most capable of providing favorable terms; where more than one broker can offer such terms, consideration may be given to brokers who provide the staff with research and statistical information. The funds paid no explicit brokerage commissions during the fiscal year ended January 31, 2001. The funds' portfolio turnover rates for the fiscal year ended January 31, 2001 were as follows:

         Vanguard Admiral Short-Term Treasury Fund..................... _____%
         Vanguard Admiral Intermediate-Term Treasury Fund.............. _____%
         Vanguard Admiral Long-Term Treasury Fund...................... _____%
         Vanguard Short-Term Treasury Fund............................. _____%
         Vanguard Intermediate-Term Treasury Fund...................... _____%
         Vanguard Long-Term Treasury Fund.............................. _____%


     CAPITALIZATION. The following table shows, on an unaudited basis, the actual capitalization of each Admiral Fund and the corresponding Treasury bond fund as of January 31, 2001, and the capitalization on a pro forma basis as of that date, giving effect to the reorganization:

                                                     NET ASSET VALUE    SHARES
                                        NET ASSETS      PER SHARE    OUTSTANDING
                                        ----------   --------------- -----------
Short-Term Treasury Fund                    o              o              o
Admiral Short-Term Treasury Fund            o              o              o

Intermediate-Term Treasury Fund             o              o              o
Admiral Intermediate-Term Treasury Fund     o              o              o

Long-Term Treasury Fund                     o              o              o
Admiral Long-Term Treasury Fund             o              o              o


================================================================================

                               GENERAL INFORMATION

This section of the proxy statement provides information on a number of topics relating to proxy voting and shareholder meetings.

     PROXY SOLICITATION METHODS. Your Fund will solicit shareholder proxies in a variety of ways. All shareholders who are entitled to vote will receive these proxy materials by mail (or, electronically, assuming that applicable requirements are met). In addition, Vanguard employees and officers may solicit shareholder proxies in person, by telephone, or through the internet.

     PROXY SOLICITATION COSTS. Your Fund will pay all costs of soliciting proxies from its own shareholders, including costs relating to the printing, mailing, and tabulation of proxies. By voting immediately, you can help your Fund avoid the considerable expense of a second solicitation.

     QUORUM. In order for the shareholder meeting to go forward, your Fund must achieve a quorum. This means that a majority of your Fund's shares must be represented at the meeting--either in person or by proxy. All returned proxies count toward a quorum, regardless of how they are voted ("For," "Against," "Abstain"). Your Fund will count broker non-votes toward a quorum, but not toward the approval of any proposals. (Broker non-votes are shares for which (i) the underlying owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter.)

     REVOKING YOUR PROXY. Your latest vote is the one that counts. Therefore you can revoke a prior proxy simply by voting again--at our website, using your original proxy card, or by toll-free telephone call. You can also revoke a prior proxy by writing to your fund's Secretary, Raymond J. Klapinsky, at 100 Vanguard Boulevard, Malvern, PA 19355, or by voting in person at the meeting. You may revoke your proxy at any time up until voting results are announced at the shareholder meeting.

     SHAREHOLDER PROPOSALS. Any shareholder proposals to be included in the proxy statement for your fund's next annual or special meeting must be received by the fund within a reasonable period of time prior to that meeting. Your fund has no current plans to hold an annual or special meeting in 2002.

     NOMINEE ACCOUNTS. Upon request, the fund will reimburse nominees for their reasonable expenses in forwarding proxy materials to beneficial owners of the fund's shares. Please submit invoices for our review to: Vanguard Legal Department, P.O. Box 2600, Valley Forge, PA 19482-2600.

     ANNUAL/SEMIANNUAL REPORTS. Your fund's most recent annual and semiannual reports to shareholders are available at no cost. To request a report, please call us toll-free at 1-800-xxx-xxxx, or write to us at P.O. Box 2600, Valley Forge, PA 19482-2600


================================================================================

     LITIGATION. Your fund is not involved in any litigation.

     OTHER MATTERS. At this point, we know of no other business to be brought before the shareholder meeting. However, if any other matters do come up, we will use our best judgment to vote on your behalf. If you object to our voting other matters on your behalf, please tell us so in writing before the meeting.

     THE VANGUARD GROUP, INC. Your fund is a member of The Vanguard Group, Inc., the only mutual mutual fund company. Vanguard is owned jointly by the funds it oversees (and, therefore, the shareholders of those funds). Vanguard provides the funds--more than 100 distinct investment portfolios--with their corporate management, administrative, and distributions services on an at-cost basis.


================================================================================

                                   APPENDIX A

                             VANGUARD ADMIRAL FUNDS
                                       AND
                     VANGUARD FIXED INCOME SECURITIES FUNDS

                      AGREEMENT AND PLAN OF REORGANIZATION
                     =======================================

     THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this ___ day of ____, 2001, by and between Vanguard Fixed Income Securities Funds (the "VFISF Trust"), a Delaware business trust with its principal place of business at 100 Vanguard Boulevard, Malvern, Pennsylvania 19355, on behalf of its Vanguard Short-Term Treasury Fund, Vanguard Intermediate-Term Treasury Fund, and Vanguard Long-Term Treasury Fund (each an "Acquiring Fund" and, collectively, the "Acquiring Funds") and Vanguard Admiral Funds, (the "Admiral Trust"), a Delaware business trust with its principal place of business at 100
Vanguard Boulevard, Malvern, Pennsylvania 19355, on behalf of its Vanguard Admiral Short-Term Treasury Fund, Vanguard Admiral Intermediate-Term Treasury Fund, and Vanguard Admiral Long-Term Treasury Fund (each an "Acquired Fund" and, collectively, the "Acquired Funds").1

     This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of (i) the transfer of all or substantially all of the assets of each Acquired Fund to the Corresponding Acquiring Fund, in exchange solely for Admiral Shares of beneficial interest of the Corresponding Acquiring Fund (the "Acquiring Fund Shares"); (ii) the assumption by each Acquiring Fund of the liabilities of the Corresponding Acquired Fund; and (iii) the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of each Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

     WHEREAS, the VFISF Trust and the Admiral Trust, are both open-end, registered investment companies of the management type and each Acquired Fund owns securities which are assets of the character in which the Corresponding Acquiring Fund is permitted to invest;

     WHEREAS, the Board of Trustees of the VFISF Trust has determined that the exchange of all or substantially all of the assets of each Acquired Fund for Acquiring Fund Shares and the assumption of the liabilities of each Acquired Fund by the Corresponding Acquiring Fund is in the best interest of the Acquiring Fund and its Shareholders and that the interest of the existing shareholders of each Acquiring Fund would not be diluted as a result of this transaction;


----------------------
1 For purposes of this Agreement, Vanguard Admiral Short-Term Treasury Fund and Vanguard Short-Term Treasury Fund are considered Corresponding funds; Vanguard Admiral Intermediate-Term Treasury Fund and Vanguard Intermediate-Term Treasury Fund are considered Corresponding funds; and Vanguard Admiral Long-Term Treasury Fund and Vanguard Long-Term Treasury Fund are considered Corresponding funds.

     WHEREAS, the Board of Trustees of the Admiral Trust has determined that the exchange of all or substantially all of the assets of each Acquired Fund for Acquiring Fund Shares and the assumption of the liabilities of each Acquired Fund by the Corresponding Acquiring Fund is in the best interest of each Acquired Fund and its shareholders and that the interests of the existing shareholders of each Acquired Fund would not be diluted as a result of this transaction;

     WHEREAS, the purpose of the Reorganization is to combine the assets of each Acquiring Fund with those of the Corresponding Acquired Fund in an attempt to achieve greater operating economies and maintain low expenses;

     NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF EACH ACQUIRED FUND TO THE CORRESPONDING ACQUIRING FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES, THE ASSUMPTION OF EACH ACQUIRED FUND'S LIABILITIES AND THE LIQUIDATION OF EACH ACQUIRED FUND

     1.1. Subject to the terms and conditions herein set forth and on the basis of the representatives and warranties contained herein, each Acquired Fund agrees to transfer all of the its assets as set forth in paragraph 1.2 to the Corresponding Acquiring Fund and such Acquiring Fund agrees in exchange therefor
(i) to deliver to the Corresponding Acquired Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, determined by dividing the value of the Acquired Fund's net assets computed in the manner and as of the time and date set forth in paragraph 2.1 by the net asset value of one Acquiring Fund Share computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume the liabilities of the Corresponding Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

     1.2. The assets of each Acquired Fund to be acquired by the Corresponding Acquiring Fund shall consist of all property, including without limitation, all cash, securities, commodities and futures interests and dividends or interest receivable which are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the closing date provided in paragraph 3.1 (the "Closing Date").

     1.3. Each Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Corresponding Acquiring Fund shall assume all liabilities, expenses, costs, charges and reserves (expected to include expenses incurred in the ordinary course of the Acquired Fund's operations, such as accounts payable relating to custodian and transfer agency fees, legal and audit fees, and expenses of state securities registration of the Acquired Fund's shares).

     1.4. Immediately after the transfer of assets provided for in paragraph 1.1, each Acquired Fund will distribute pro rata to the Corresponding Acquired Fund's shareholders of record, determined as of immediately after the close of business on the Closing Date (the "Acquired Fund Shareholders"), the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1 and will completely liquidate. Such distribution and liquidation will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Corresponding Acquiring Fund to open accounts on the share records of the Corresponding Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of Acquiring Fund Shares to be so credited to Acquired Fund Shareholders shall be equal to the aggregate net asset value of the Acquired Fund shares owned by such shareholders as of immediately after the close of business on the Closing Date. The outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund, although share certificates representing interests in the Acquired Fund will represent a number of Acquiring Fund Shares after the Closing Date as determined in accordance with paragraph 2.3. The Corresponding Acquiring Fund will not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

     1.5. Ownership of Acquiring Fund Shares will be shown on the books of each Acquiring Fund. Shares of the Acquiring Fund will be issued in the manner described in the Acquiring Fund's then-current prospectus and statement of additional information.

     1.6 Any reporting responsibility of each Acquired Fund including (but not limited to) the responsibility for any periods ending on or before the Closing Date for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission, any state securities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

     2. VALUATION

     2.1. The value of each Acquired Fund's assets to be acquired by the Corresponding Acquiring Fund hereunder shall be the value of such assets computed as of the normal close of business of the New York Stock Exchange on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the VFISF Trust's Declaration of Trust and then-current prospectus or statement of additional information.

     2.2. The net asset value of an Acquiring Fund Share shall be the net asset value per share computed as of immediately after the close of business of the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in the VFISF Trust's Declaration of Trust and then-current prospectus or statement of additional information.

     2.3. The number of the Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's assets shall be determined by dividing the value of the net assets of the Acquired Fund determined using the same valuation procedures referred to in paragraph 2.1 by the net asset value of an Acquiring Fund Share determined in accordance with paragraph 2.2.

     2.4 All computations of value with respect to the Acquiring Fund shall be made by The Vanguard Group, Inc.

     3. CLOSING AND CLOSING DATE

     3.1. The Closing Date shall be _____, 2001, or such other date as the parties may agree in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m. Eastern Standard time. The Closing shall be held at the offices of the VFISF Trust, 100 Vanguard Boulevard, Malvern, Pennsylvania 19355, or at such other place and time as the parties shall mutually agree.

     4. REPRESENTATIONS AND WARRANTIES

     4.1. The Admiral Trust on behalf of each Acquired Fund represents and warrants to the VFISF Trust that for each taxable year of operation since inception (including the taxable year ending on the Closing Date) the Acquired Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such. The Admiral Trust on behalf of each Acquired Fund represents and warrants to the VFISF Trust that on or before the Closing Date, the Acquired Fund will have distributed to its shareholders all of its current and accumulated investment company taxable income and net realized capital gain, including any such income or gain accruing through the Closing Date.

     4.2. The VFISF Trust on behalf of each Acquiring Fund represents and warrants to the Admiral Trust that for each taxable year of the Acquiring Fund's operation since inception (including the taxable year ending on the Closing
Date), the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such and intends to so qualify and elect each taxable year following the Reorganization.

     5. COVENANTS OF EACH ACQUIRING FUND AND THE CORRESPONDING ACQUIRED FUND

     5.1. Each Acquiring Fund and each Corresponding Acquired Fund will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distributions that may be advisable.

     5.2. The Admiral Trust, on behalf of each Acquired Fund, will call a meeting of the Acquired Fund Shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

     5.3. Each Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

     5.4. Each Acquired Fund will distribute to its shareholders on or before the Closing Date all of its current or accumulated investment company taxable income and net realized capital gain, including any such income or gain accruing through the Closing Date.

     6. CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH ACQUIRING FUND AND EACH ACQUIRED FUND

     If any of the conditions set forth below do not exist on or before the Closing Date with respect to each Acquired Fund or the Corresponding Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

     6.1 The Board of Trustees of each of the VFISF Trust and the Admiral Trust shall have determined in good faith that (a) participating in the transaction is in the best interest of each Acquiring Fund and the Corresponding Acquired Fund, respectively, and (b) the interests of existing shareholders of each Acquiring Fund and Corresponding Acquired Fund, respectively, will not be diluted as a result of its effecting the transaction.

     6.2. The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of each Acquired Fund in accordance with the provisions of the Admiral Trust's Declaration of Trust and Bylaws and certified copies of the resolutions evidencing such approval shall have been delivered to the Corresponding Acquiring Fund;

     6.3. On the Closing Date, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

     6.4. All consents of other parties and all other consents, orders and permits of Federal, state, and local regulatory authorities deemed necessary by each Acquiring Fund or the Corresponding Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Corresponding Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

     6.5. Each Acquiring Fund's registration statement relating to the shares to be issued in connection with the transactions contemplated by this Agreement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

     6.6. The Admiral Trust shall have received on the Closing Date the opinion of counsel in a form reasonably satisfactory to the Admiral Trust, and dated as of the Closing Date, to the effect that: (a) the VFISF Trust has been duly formed and is validly existing and in good standing under the laws of the State of Delaware; and (b) the Agreement has been duly authorized, executed and delivered by the VFISF Trust on behalf of each Acquiring Fund and constitutes a valid and legally binding obligation of the Admiral Trust enforceable against the VFISF Trust in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and laws of general applicability relating to or affecting creditors' rights and to general equity principles.

     6.7. The VFISF Trust shall have received on the Closing Date the opinion of counsel in a form reasonably satisfactory to the VFISF Trust, dated as of the Closing Date, to the effect that: (a) Admiral Trust has been duly formed and is in good standing under the laws of the State of Delaware; (b) the Agreement has been duly authorized, executed and delivered by the Admiral Trust on behalf of each Acquired Fund constitutes a valid and legally binding obligation of the Admiral Trust; and (c) the Agreement is enforceable against the Admiral Trust in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and laws of general applicability relating to or affecting creditors' rights and to general equity principles.

     6.8. The parties shall have received the opinion of counsel addressed to the VFISF Trust and the Admiral Trust substantially to the effect that the transactions contemplated by this Agreement will be treated for Federal income tax purposes as a reorganization within the meaning of Section 368(a) of the Code. The Admiral Trust on behalf of each Acquired Fund and the VFISF Trust on behalf of each Acquiring Fund agree to make and provide representations which are reasonably necessary to enable counsel to deliver the opinion referred to in this section. Notwithstanding anything herein to the contrary, neither the VFISF Trust nor the Admiral Trust may waive the condition set forth in this paragraph 6.8.

     7. BROKERAGE FEES AND EXPENSES

     7.1. Each Acquiring Fund and the Corresponding Acquired Fund each represent and warrant to the other that it has no obligations to pay any brokers or finders fees in connection with the transactions provided for herein.

     7.2. Each party to this Agreement shall bear its own expenses in connection with carrying out the terms of this Agreement.

     8. TERMINATION

     This Agreement may be terminated by the mutual agreement of the VFISF Trust and the Admiral Trust. In addition, this Agreement may be terminated as follows at or prior to the Closing Date:

     (a) the Admiral Trust may terminate this Agreement as it pertains to any Acquired Fund by resolution of the Board of Trustees of the Admiral Trust if, in the good faith opinion of such Board, proceeding with the Agreement is not in the best interests of such Acquired Fund or the shareholders of such Acquired Fund; or

     (b) the VFISF Trust may terminate this Agreement as it pertains to any Acquiring Fund by resolution of the Board of Trustees of the VFISF Trust if, in the good faith opinion of such Board, proceeding with the Agreement is not in the best interests of such Acquiring Fund or the shareholders of such Acquiring Fund.

     9. AMENDMENTS

     This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Admiral Trust and the VFISF Trust; provided, however, that following the meeting of the Acquired Funds Shareholders called by the Admiral Trust pursuant to paragraph
4.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to each Acquired Fund's Shareholders under this Agreement to the detriment of such shareholders without their further approval.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President and its seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

Attest: VANGUARD FIXED INCOME SECURITIES FUNDS on behalf of VANGUARD SHORT-TERM TREASURY FUND, VANGUARD
                                                 INTERMEDIATE-TERM TREASURY FUND
                                                 and VANGUARD LONG-TERM TREASURY
                                                 FUND

__________________________________      By: ____________________________________
Secretary                                   President & Chief Executive Officer



Attest:                                          VANGUARD ADMIRAL FUNDS
                                                 on behalf of VANGUARD ADMIRAL
                                                 SHORT-TERM TREASURY FUND,
                                                 VANGUARD ADMIRAL INTERMEDIATE-
                                                 TERM TREASURY FUND, and
                                                 VANGUARD LONG-TERM TREASURY
                                                 FUND

__________________________________     By:  ____________________________________
Secretary                                   President & Chief Executive Officer

                      COMBINED PROXY STATEMENT/PROSPECTUS

                               TABLE OF CONTENTS

                                                                        Page
INTRODUCTION...........................................................   7

OVERVIEW...............................................................   8
        The Proposed Reorganization....................................   8
        Investment Objectives and Policies of Each Fund................   8
        Investment Adviser.............................................   8
        Purchase, Redemption, Exchange, and Conversion Information.....   9
        Federal Income Tax Consequences of the Reorganization..........   9

INVESTMENT PRACTICES AND RISK CONSIDERATIONS...........................  10
        Investment Objectives..........................................  10
        Primary Investment Policies....................................  10
        Primary Risks..................................................  10

FEES AND EXPENSES......................................................  11

INFORMATION ABOUT THE REORGANIZATION...................................  11

ADDITIONAL INFORMATION ABOUT THE FUNDS.................................  14

GENERAL INFORMATION....................................................  16
        Proxy solicitation methods.....................................  16
        Proxy solicitation costs.......................................  16
        Quorum.........................................................  16
        Revoking Your Proxy............................................  16
        Shareholder Proposals..........................................  16
        Nominee accounts...............................................  16
        Annual/semiannual reports......................................  16
        Litigation.....................................................  17
        Other matters..................................................  17
        The Vanguard Group, Inc........................................  17
APPENDIX A.............................................................
        Agreement and Plan of Reorganization...........................  17
APPENDIX B.............................................................
        Vanguard Bond Funds Prospectus.................................Enclosed



[SHIP]                                               (c) 2001 Vanguard Marketing
[THE VANGUARD GROUP LOGO (R)]                        Corporation, Distributor.
Post Office Box 2600                                 All rights reserved.
Valley Forge, PA  19482                              PROX    022001-

VOTE BY TOUCH-TONE PHONE OR THE INTERNET         [THE VANGUARD GROUP(R) LOGO]
----------------------------------------

CALL TOLL-FREE: 1-800-221-0697 OR VISIT OUR WEBSITE
WWW.VANGUARD.COM OR WWW.PROXYWEB.COM

(SEE ENCLOSED INSERT FOR FURTHER INSTRUCTIONS       Please detach at perforation
TO VOTE BY INTERNET OR TELEPHONE)                   before mailing

--------------------------------------------------------------------------------
VANGUARD ADMIRAL SHORT-TERM TREASURY FUND (The Fund)
VANGUARD ADMIRAL INTERMEDIATE-TERM TREASURY FUND (The Fund)
VANGUARD ADMIRAL LONG-TERM TREASURY FUND (The Fund)

PROXY SOLICITATION BY THE BOARD OF TRUSTEES

By my signature below, I appoint John J. Brennan, J. Lawrence Wilson and Raymond
J. Klapinsky as my attorneys to vote all Fund shares that I am entitled to vote at the Special Meeting of Shareholders to be held in the Majestic Building, Room 118A, Vanguard Financial Center, 100 Vanguard Boulevard, Malvern, PA on May 22, 2001 at 9:30 A.M., E.T. and at any adjournments of the meeting. Any one or more Messers. Brennan, Wilson and Klapinsky may vote my shares, and they may appoint substitutes to vote my shares on their behalf. I instruct Messers. Brennan, Wilson and Klapinsky to vote this proxy as specified on the reverse side, and I revoke previous proxies that I have executed. I acknowledge receipt of the Fund's Notice of Special Meeting of Shareholders and proxy statement.

XXXXXXXXXXXXXXXXXXXXXXXXX              PLEASE SIGN, DATE AND RETURN PROMPTLY
                                        IN ENCLOSED ENVELOPE IF YOU ARE NOT
                                             VOTING BY PHONE OR INTERNET

                                     Date

Name & Address                       NOTE: Please sign exactly as your name
                                     appears on this proxy. When signing in a fiduciary capacity, such as executor, administrator, trustee, attorney, guardian, etc., please so indicate. Corporate and partnership proxies should be signed by an authorized person indicating the persons title.


                                     Signature(s) (and Title(s), if applicable)

                           CONTINUED ON REVERSE SIDE

Please refer to the Proxy Statement discussion on these proposals.
THE PROXY WILL BE VOTED FOR THE PROPOSALS IF YOU DO NOT SPECIFY OTHERWISE. Your appointed attorneys will vote any other matters that arise at the meeting in accordance with their best judgment.
THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR EACH OF THE FOLLOWING:


                  Please detach at perforation before mailing.
--------------------------------------------------------------------------------
             PLEASE VOTE BY CHECKING THE APPROPRIATE BOX(ES) BELOW.


                                                                                         FOR             AGAINST         ABSTAIN

1.   The proposal to reorganize  Vanguard  Admiral  Short-Term  Treasury Fund as
     part of Vanguard Short-Term Treasury Fund.                                          [  ]             [  ]            [  ]

2.   The prosposal to reorganize  Vanguard  Admiral  Intermediate-Term  Treasury
     Fund as part of Vanguard Intermediate-Term Treasury Fund.                           [  ]             [  ]            [  ]

3.   The proposal to reorganize Vanguard Admiral Long-Term Treasury Fund as part
     of Vanguard Long-Term Treasury Fund.                                                [  ]             [  ]            [  ]


                          PLEASE SIGN ON REVERSE SIDE

Registered
----------

Two Low-Cost Ways to Vote Your Proxy

VOTE--IT'S FAST AND CONVENIENT.

The accompanying Proxy Statement outlines an important proposal affecting your Vanguard fund. Help us save on costs--savings we pass along to you in the form of lower fund expenses--by voting online or by telephone. Each method is available 24 hours a day, and each ensures that your vote is confirmed and posted immediately.

You only need to return the Proxy Card if you choose to submit your voting instructions by paper ballot.

TO VOTE ONLINE:
1.   Read the Proxy Statement.
2.   Go to either www.vanguard.com and click on "VOTE NOW" or www.proxyweb.com.
3.   Enter the CONTROL NUMBER found on your Proxy Card.
4.   Follow the simple instructions.

TO VOTE BY TELEPONE:
1.   Read the Proxy Statement.
2.   Call toll-free 1-888-221-0697.
3.   Enter the CONTROL NUMBER found on your Proxy Card.
4.   Follow the simple instructions.

Your Proxy Vote Is Important!

Beneficial
----------

Two Low-Cost Ways to Vote Your Proxy

VOTE--IT'S FAST AND CONVENIENT.

The accompanying Proxy Statement outlines an important proposal affecting your Vanguard fund. Help us save on costs--savings we pass along to you in the form of lower fund expenses--by voting online or by telephone. Each method is available 24 hours a day, and each ensures that your vote is confirmed and posted immediately.

You only need to return the Proxy Card if you choose to submit your voting instructions by paper ballot.

TO VOTE ONLINE:
1.   Read the Proxy Statement.
2.   Go to www.proxyvote.com.
3.   Enter the CONTROL NUMBER found on your Voting Instruction Form.
4.   Follow the simple instructions.

TO VOTE BY TELEPHONE:
1.   Read the Proxy Statement.
2.   Call 1-800-454-8683.
3.   Enter the CONTROL NUMBER found on your Voting Instruction Form.
4.   Follow the simple instructions.

Your Proxy Vote Is Important!

                                   APPENDIX B

                         VANGUARD BOND FUNDS PROSPECTUS
                                   (enclosed)

VANGUARD(R)
BOND FUNDS

Investor Shares and Admiral(TM) Shares
Prospectus
February 9, 2001

This prospectus contains
financial data for the Funds
through the period ended
July 31, 2000.

VANGUARD SHORT-TERM TREASURY FUND

VANGUARD SHORT-TERM FEDERAL FUND

VANGUARD SHORT-TERM CORPORATE FUND

VANGUARD INTERMEDIATE-TERM TREASURY FUND

VANGUARD INTERMEDIATE-TERM CORPORATE FUND

VANGUARD GNMA FUND

VANGUARD LONG-TERM TREASURY FUND

VANGUARD LONG-TERM CORPORATE FUND


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


[MEMBERS OF
THE VANGUARD GROUP LOGO]

VANGUARD BOND FUNDS
INVESTOR SHARES AND ADMIRAL SHARES
Prospectus
February 9, 2001


A Group of Bond Mutual Funds

------------------------------------------------------------------------------------------------
CONTENTS
1 AN INTRODUCTION TO VANGUARD BOND FUNDS                 34 INVESTMENT ADVISERS

2 FUND PROFILES                                          35 DIVIDENDS, CAPITAL GAINS, AND TAXES

 2 Vanguard Short-Term Treasury Fund                     37 SHARE PRICE

 5 Vanguard Short-Term Federal Fund                      38 FINANCIAL HIGHLIGHTS

 8 Vanguard Short-Term Corporate Fund                    43 INVESTING WITH VANGUARD

 11 Vanguard Intermediate-TermTreasury Fund                     43 Buying Shares

 14 Vanguard Intermediate-Term Corporate Fund                   45 Converting Shares

 17 Vanguard GNMA Fund                                          46 Redeeming Shares

 20 Vanguard Long-Term Treasury Fund                            48 Other Rules You Should Know

 23 Vanguard Long-Term Corporate Fund                           50 Fund and Account Updates

26 MORE ON THE FUNDS                                            51 Contacting Vanguard

34 THE FUNDS AND VANGUARD                               GLOSSARY (inside back cover)
------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHY READING THIS PROSPECTUS IS IMPORTANT
This prospectus explains the objective, risks, and strategies of eight Vanguard bond funds. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk(R)" explanations along the way. Reading the prospectus will help you to decide which Funds, if any, are the right investment for you. We suggest that you keep it for future reference.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SHARE CLASSES
Each of the Vanguard Bond Funds offers two or three separate classes of shares. This prospectus offers Investor Shares and Admiral Shares for all of the Funds. Please note that Admiral Shares are NOT available to:
-    SIMPLE IRAs and 403(b)(7) custodial accounts;
- Other retirement plan accounts receiving special administrative services from Vanguard; or
- Accounts maintained by financial intermediaries, except in limited circumstances.
     Please call Vanguard at 1-800-523-1036 to obtain a separate prospectus that offers Institutional Shares for the Short-Term Corporate Fund. Institutional Shares have an investment minimum of $50 million and generally are not available through financial intermediaries or retirement plans receiving special administrative services from Vanguard.
     Each Fund's separate share classes have different expenses; as a result, their investment performances will vary. ALL REFERENCES IN THIS PROSPECTUS TO FEES, EXPENSES, AND INVESTMENT PERFORMANCE RELATE SPECIFICALLY TO INVESTOR OR ADMIRAL SHARES, UNLESS OTHERWISE NOTED.
-------------------------------------------------------------------------------

AN INTRODUCTION TO VANGUARD BOND FUNDS

This prospectus contains information about eight Vanguard bond funds. Each of these Funds seeks to provide a high level of current income and preserve investors' principal. To achieve this objective, each Fund invests in fixed-income securities meeting defined credit quality and dollar-weighted average maturity standards. These standards vary from Fund to Fund, as shown in the following table.


------------------------------------------------------------------------------------------
                                                                DOLLAR-WEIGHTED AVERAGE
FUND                            PRIMARY INVESTMENTS                       MATURITY
------------------------------------------------------------------------------------------
Short-Term Treasury             U.S. Treasury bonds                      1-3 years
Short-Term Federal              U.S. government agency bonds             1-3 years
Short-Term Corporate            Investment-grade corporate bonds         1-3 years
Intermediate-Term Treasury      U.S. Treasury bonds                      5-10 years
Intermediate-Term Corporate     Investment-grade corporate bonds         5-10 years
GNMA                            GNMA mortgage certificates          Generally 5-10 years
Long-Term Treasury              U.S. Treasury bonds                     15-30 years
Long-Term Corporate             Investment-grade corporate bonds        15-25 years
------------------------------------------------------------------------------------------

     On the following pages, you'll find profiles that summarize key features of each Fund. Following the profiles, there is important additional information about the Funds.

2

FUND PROFILE-- VANGUARD(R) SHORT-TERM TREASURY FUND

The following profile summarizes key features of Vanguard Short-Term Treasury Fund.

INVESTMENT OBJECTIVE
The Fund seeks to provide a high level of current income and preserve investors' principal.

INVESTMENT STRATEGIES
The Fund invests at least 85% of its total assets in short-term bonds whose interest and principal payments are backed by the full faith and credit of the U.S. government. In addition, at least 65% of the Fund's total assets will always be invested in U.S. Treasury securities. The Fund generally will maintain a dollar-weighted average maturity of between one and three years. For more information, see "Investment Strategies" under MORE ON THE FUNDS.

PRIMARY RISKS
The Fund is subject to the following primary risks:
- Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally high for short-term bond funds.
- Interest rate risk, which is the chance that bond prices overall, including the prices of bonds held by the Fund, will decline due to rising interest rates. Interest rate risk is generally low for short-term bond funds.


PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual total returns for one and five calendar years and since inception compare with those of a broad-based bond market index. Both the bar chart and the table present information for the Fund's Investor Shares only, since Admiral Shares were not available during the time periods shown. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.



              ----------------------------------------------------
                      ANNUAL TOTAL RETURNS--INVESTOR SHARES
              ----------------------------------------------------
              [SCALE -20% -- +40%]
                          1992                    6.75%
                          1993                    6.41%
                          1994                   -0.58%
                          1995                   12.11%
                          1996                    4.39%
                          1997                    6.39%
                          1998                    7.36%
                          1999                    1.85%
                          2000                    8.83%
              ----------------------------------------------------


     During the period shown in the bar chart, the highest return for a calendar quarter was 3.86% (quarter ended September 30, 1992) and the lowest return for a quarter was -1.19% (quarter ended March 31, 1994).

     -----------------------------------------------------------------------
         AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 2000
     -----------------------------------------------------------------------
                                                                      SINCE
                                               1 YEAR   5 YEARS   INCEPTION*
     -----------------------------------------------------------------------
      Vanguard Short-Term Treasury Fund
        -Investor Shares                         8.83%    5.74%     6.12%
      Lehman Brothers 1-5 Year U.S. Treasury
         Bond Index                              8.96     6.02      6.42
     -----------------------------------------------------------------------
      *October 28, 1991.
     -----------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.



                                                      INVESTOR        ADMIRAL
                                                        SHARES         SHARES
                                                        ------         ------
SHAREHOLDER FEES (fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases:                 None           None
Sales Charge (Load) Imposed on Reinvested Dividends:      None           None
Redemption Fee:                                           None           None
Exchange Fee:                                             None           None

ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                                     0.26%          0.13%
12b-1 Distribution Fee:                                   None           None
Other Expenses:                                          0.03%          0.02%
 TOTAL ANNUAL FUND OPERATING EXPENSES:                   0.29%          0.15%

     The following example is intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same for Investor Shares and match our estimates for Admiral Shares. The results apply whether or not you redeem your investment at the end of each period.



           ---------------------------------------------------------
                             1 YEAR   3 YEARS   5 YEARS    10 YEARS
           ---------------------------------------------------------
           Investor Shares    $30       $93       $163      $368
           Admiral Shares     $15       $48       $85       $192
           ---------------------------------------------------------


     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

4

-------------------------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                     CONVERSION FEATURES
Dividends are declared daily and distributed      Investor Shares--May be converted to Admiral
on the first business day of each month;        Shares if you meet certain account balance and
capital gains, if any, are distributed          tenure requirements
annually in December                              Admiral Shares--Will be converted to Investor
                                                Shares if you are no longer eligible for Admiral
INVESTMENT ADVISER                              Shares
The Vanguard Group, Valley Forge, Pa.,
since inception                                 NEWSPAPER ABBREVIATION
                                                Investor Shares--STTsry
INCEPTION DATE                                  Admiral Shares--STsryAdml
Investor Shares--October 28, 1991
Admiral Shares--February 12, 2001               VANGUARD FUND NUMBER
                                                Investor Shares--032
                                                Admiral Shares--532
NET ASSETS (INVESTOR SHARES) AS OF
JULY 31, 2000                                   CUSIP NUMBER
$1.16 billion                                   Investor Shares--922031703
                                                Admiral Shares--922031851
SUITABLE FOR IRAS
Yes                                             TICKER SYMBOL
                                                Investor Shares--VFISX
MINIMUM INITIAL INVESTMENT
 Investor Shares--$3,000; $1,000 for
IRAs and custodial accounts for minors
 Admiral Shares--$250,000
-------------------------------------------------------------------------------------------------


FUND PROFILE-- VANGUARD(R) SHORT-TERM FEDERAL FUND

The following  profile  summarizes key features of Vanguard  Short-Term  Federal
Fund.

INVESTMENT OBJECTIVE
The Fund seeks to provide a high level of current income and preserve investors' principal.

INVESTMENT STRATEGIES
The Fund invests primarily in short-term bonds issued by U.S. government agencies and instrumentalities, most of which are not backed by the full faith and credit of the U.S. government. The Fund generally will maintain a dollar-weighted average maturity of between one and three years. For more information, see "Investment Strategies" under MORE ON THE FUNDS.

PRIMARY RISKS
The Fund is subject to the following primary risks:
- Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally high for short-term bond funds.
- Interest rate risk, which is the chance that bond prices overall, including the prices of bonds held by the Fund, will decline due to rising interest rates. Interest rate risk is generally low for short-term bond funds.
- Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner. Credit risk should be very low for the Fund.


PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year over a ten-year period. The table shows how the Fund's average annual total returns for one, five, and ten calendar years compare with those of a broad-based bond market index. Both the bar chart and the table present information for the Fund's Investor Shares only, since Admiral Shares were not available during the time periods shown. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

              ----------------------------------------------------
                      ANNUAL TOTAL RETURNS--INVESTOR SHARES
              ----------------------------------------------------
              [SCALE -20% -- +40%]
                          1991                   12.24%
                          1992                    6.19%
                          1993                    7.00%
                          1994                   -0.94%
                          1995                   12.26%
                          1996                    4.78%
                          1997                    6.46%
                          1998                    7.22%
                          1999                    2.07%
                          2000                    9.18%
              ----------------------------------------------------


     During the period shown in the bar chart, the highest return for a calendar quarter was 4.06% (quarter ended December 31, 1991) and the lowest return for a quarter was -0.98% (quarter ended March 31, 1994).

6


       -------------------------------------------------------------------
       AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 2000
       -------------------------------------------------------------------
                                           1 YEAR      5 YEARS   10 YEARS
       -------------------------------------------------------------------
       Vanguard Short-Term Federal Fund
        -Investor Shares                    9.18%       5.92%      6.58%
       Lehman Brothers 1-5 Year U.S.
        Government Bond Index               9.09        6.05       6.81
       -------------------------------------------------------------------



FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.


                                                      INVESTOR        ADMIRAL
                                                        SHARES         SHARES
                                                        ------         ------
SHAREHOLDER FEES (fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases:                 None           None
Sales Charge (Load) Imposed on Reinvested Dividends:      None           None
Redemption Fee:                                           None           None
Exchange Fee:                                             None           None

ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                                     0.27%          0.22%
12b-1 Distribution Fee:                                   None           None
Other Expenses:                                          0.03%          0.02%
 TOTAL ANNUAL FUND OPERATING EXPENSES:                   0.30%          0.24%


     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same for Investor Shares and match our estimates for Admiral Shares. The results apply whether or not you redeem your investment at the end of each period.


           ---------------------------------------------------------
                             1 YEAR   3 YEARS   5 YEARS    10 YEARS
           ---------------------------------------------------------
           Investor Shares    $31       $96       $169      $381
           Admiral Shares     $25       $77       $135      $305
           ---------------------------------------------------------


     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


-------------------------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                     CONVERSION FEATURES
Dividends are declared daily and distributed      Investor Shares--May be converted to Admiral
on the first business day of each month;        Shares if you meet certain account balance and
capital gains, if any, are distributed          tenure requirements
annually in December                              Admiral Shares--Will be converted to Investor
                                                Shares if you are no longer eligible for Admiral
INVESTMENT ADVISER                              Shares
The Vanguard Group, Valley Forge, Pa.,
since inception                                 NEWSPAPER ABBREVIATION
                                                Investor Shares--STFed
INCEPTION DATE                                  Admiral Shares--STFedAdml
Investor Shares--December 31, 1987
Admiral Shares--February 12, 2001               VANGUARD FUND NUMBER
                                                Investor Shares--049
                                                Admiral Shares--549
NET ASSETS (INVESTOR SHARES) AS OF
JULY 31, 2000                                   CUSIP NUMBER
$1.44 billion                                   Investor Shares--922031604
                                                Admiral Shares--922031844
SUITABLE FOR IRAS
Yes                                             TICKER SYMBOL
                                                Investor Shares--VSGBX
MINIMUM INITIAL INVESTMENT
 Investor Shares--$3,000; $1,000 for
IRAs and custodial accounts for minors
 Admiral Shares--$250,000
-------------------------------------------------------------------------------------------------


8

FUND PROFILE-- VANGUARD(R) SHORT-TERM CORPORATE FUND
The following profile summarizes key features of Vanguard Short-Term Corporate Fund.

INVESTMENT OBJECTIVE
The Fund seeks to provide a high level of current income and preserve investors' principal.

INVESTMENT STRATEGIES
The Fund invests in a variety of high-quality and, to a lesser extent, medium-quality fixed-income securities, primarily short-term and intermediate-term corporate bonds. High-quality bonds are those rated the equivalent of "A3" or better by Moody's Investors Service, Inc. or another independent rating agency; medium-quality bonds are those rated the equivalent of Moody's "Baa1", "Baa2", or "Baa3." The Fund is permitted to invest in foreign bonds to a limited extent, so long as they are denominated in U.S. dollars. The Fund will generally maintain a dollar-weighted average maturity of between one and three years. For more information, see "Investment Strategies" under MORE ON THE FUNDS.

PRIMARY RISKS
The Fund is subject to the following primary risks:
- Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally high for short-term bond funds.
- Interest rate risk, which is the chance that bond prices overall, including the prices of bonds held by the Fund, will decline due to rising interest rates. Interest rate risk is generally low for short-term bond funds.
- Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner. Credit risk should be low for the Fund.


PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year over a ten-year period. The table shows how the Fund's average annual total returns for one, five, and ten calendar years compare with those of a broad-based bond market index. Both the bar chart and the table present information for the Fund's Investor Shares only, since Admiral Shares were not available during the time periods shown. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

              ----------------------------------------------------
                      ANNUAL TOTAL RETURNS--INVESTOR SHARES
              ----------------------------------------------------
              [SCALE -20% -- +40%]
                          1991                   13.08%
                          1992                    7.20%
                          1993                    7.07%
                          1994                   -0.08%
                          1995                   12.74%
                          1996                    4.79%
                          1997                    6.95%
                          1998                    6.57%
                          1999                    3.30%
                          2000                    8.17%
              ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 3.98% (quarter ended December 31, 1991) and the lowest return for a quarter was -1.00% (quarter ended March 31, 1994).



        -----------------------------------------------------------------
         AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 2000
        -----------------------------------------------------------------
                                            1 YEAR   5 YEARS   10 YEARS
        -----------------------------------------------------------------
        Vanguard Short-Term Corporate Fund
           -Investor Shares                  8.17%    5.94%      6.91%
        Lehman Brothers 1-5 Year U.S.
           Credit Index                      8.48     6.16       7.46
        -----------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.



                                                      INVESTOR        ADMIRAL
                                                        SHARES         SHARES
                                                        ------         ------
SHAREHOLDER FEES (fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases:                 None           None
Sales Charge (Load) Imposed on Reinvested Dividends:      None           None
Redemption Fee:                                           None           None
Exchange Fee:                                             None           None

ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                                     0.24%          0.16%
12b-1 Distribution Fee:                                   None           None
Other Expenses:                                          0.02%          0.02%
 TOTAL ANNUAL FUND OPERATING EXPENSES:                   0.26%          0.18%

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same for Investor Shares and match our estimates for Admiral Shares. The results apply whether or not you redeem your investment at the end of each period.


           ---------------------------------------------------------
                              1 YEAR   3 YEARS   5 YEARS    10 YEARS
           ---------------------------------------------------------
           Investor Shares    $27       $84       $147      $331
           Admiral Shares     $18       $58       $101      $231
           ---------------------------------------------------------


     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

10


-------------------------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                     CONVERSION FEATURES
Dividends are declared daily and distributed      Investor Shares--May be converted to Admiral
on the first business day of each month;        Shares if you meet certain account balance and
capital gains, if any, are distributed          tenure requirements
annually in December                              Admiral Shares--Will be converted to Investor
                                                Shares if you are no longer eligible for Admiral
INVESTMENT ADVISER                              Shares
The Vanguard Group, Valley Forge, Pa.,
since inception                                 NEWSPAPER ABBREVIATION
                                                Investor Shares--STCor
INCEPTION DATE                                  Admiral Shares--STCrpAdml
Investor Shares--October 29, 1982
Admiral Shares--February 12, 2001               VANGUARD FUND NUMBER
                                                Investor Shares--039
                                                Admiral Shares--539
NET ASSETS (INVESTOR AND INSTITUTIONAL
SHARES) AS OF
JULY 31, 2000                                   CUSIP NUMBER
$7.35 billion                                   Investor Shares--922031406
                                                Admiral Shares--922031836
SUITABLE FOR IRAS
Yes                                             TICKER SYMBOL
                                                Investor Shares--VFSTX
MINIMUM INITIAL INVESTMENT
 Investor Shares--$3,000; $1,000 for
IRAs and custodial accounts for minors
 Admiral Shares--$250,000
-------------------------------------------------------------------------------------------------


FUND PROFILE-- VANGUARD(R)INTERMEDIATE-TERM TREASURY FUND

The following profile summarizes key features of Vanguard Intermediate-Term Treasury Fund.

INVESTMENT OBJECTIVE
The Fund seeks to provide a high level of current income and preserve investors' principal.

INVESTMENT STRATEGIES
The Fund invests at least 85% of its total assets in intermediate-term bonds whose interest and principal payments are backed by the full faith and credit of the U.S. government. In addition, at least 65% of the Fund's total assets will always be invested in U.S. Treasury securities. The Fund will generally maintain a dollar-weighted average maturity of between 5 and 10 years. For more information, see "Investment Strategies" under MORE ON THE FUNDS.

PRIMARY RISKS
The Fund is subject to the following primary risks:
- Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally moderate for intermediate-term bond funds.
- Interest rate risk, which is the chance that bond prices overall, including the prices of bonds held by the Fund, will decline due to rising interest rates. Interest rate risk is generally moderate for intermediate-term bond funds.


PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual total returns for one and five calendar years and since inception compare with those of a broad-based bond market index. Both the bar chart and the table present information for the Fund's Investor Shares only, since Admiral Shares were not available during the time periods shown. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

              ----------------------------------------------------
                      ANNUAL TOTAL RETURNS--INVESTOR SHARES
              ----------------------------------------------------
              [SCALE -20% -- +40%]
                          1992                    7.78%
                          1993                   11.43%
                          1994                   -4.33%
                          1995                   20.44%
                          1996                    1.92%
                          1997                    8.96%
                          1998                   10.61%
                          1999                   -3.52%
                          2000                   14.03%
              ----------------------------------------------------


     During the period shown in the bar chart, the highest return for a calendar quarter was 7.23% (quarter ended June 30, 1995) and the lowest return for a quarter was -3.60% (quarter ended March 31, 1994).

12


    -------------------------------------------------------------------------
         AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 2000
    -------------------------------------------------------------------------
                                            1 YEAR  5 YEARS  SINCE INCEPTION*
    -------------------------------------------------------------------------
      Vanguard Intermediate-Term Treasury Fund
       -Investor Shares                     14.03%    6.21%        7.73%
      Lehman Brothers 5-10 Year U.S.
       Treasury Bond Index                  14.03     6.44          8.30
    -------------------------------------------------------------------------
      *October 28, 1991.
    -------------------------------------------------------------------------


FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.



                                                      INVESTOR        ADMIRAL
                                                        SHARES         SHARES
                                                        ------         ------
SHAREHOLDER FEES (fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases:                 None           None
Sales Charge (Load) Imposed on Reinvested Dividends:      None           None
Redemption Fee:                                           None           None
Exchange Fee:                                             None           None

ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                                     0.26%          0.13%
12b-1 Distribution Fee:                                   None           None
Other Expenses:                                          0.03%          0.02%
 TOTAL ANNUAL FUND OPERATING EXPENSES:                   0.29%          0.15%

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same for Investor Shares and match our estimates for Admiral Shares. The results apply whether or not you redeem your investment at the end of each period.

           ---------------------------------------------------------
                             1 YEAR   3 YEARS   5 YEARS    10 YEARS
           ---------------------------------------------------------
           Investor Shares    $30       $94       $163      $368
           Admiral Shares     $15       $48       $85       $192
           ---------------------------------------------------------


     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


-------------------------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                     CONVERSION FEATURES
Dividends are declared daily and distributed      Investor Shares--May be converted to Admiral
on the first business day of each month;        Shares if you meet certain account balance and
capital gains, if any, are distributed          tenure requirements
annually in December                              Admiral Shares--Will be converted to Investor
                                                Shares if you are no longer eligible for Admiral
INVESTMENT ADVISER                              Shares
The Vanguard Group, Valley Forge, Pa.,
since inception                                 NEWSPAPER ABBREVIATION
                                                Investor Shares--ITTsry
INCEPTION DATE                                  Admiral Shares--ITsryAdml
Investor Shares--October 28, 1991
Admiral Shares--February 12, 2001               VANGUARD FUND NUMBER
                                                Investor Shares--035
                                                Admiral Shares--535
NET ASSETS (INVESTOR SHARES) AS OF
JULY 31, 2000                                   CUSIP NUMBER
$1.62 billion                                   Investor Shares--922031802
                                                Admiral Shares--922031828
SUITABLE FOR IRAS
Yes                                             TICKER SYMBOL
                                                Investor Shares--VFITX
MINIMUM INITIAL INVESTMENT
 Investor Shares--$3,000; $1,000 for
IRAs and custodial accounts for minors
 Admiral Shares--$250,000
-------------------------------------------------------------------------------------------------


14

FUND PROFILE-- VANGUARD(R) INTERMEDIATE-TERM CORPORATE FUND

The following profile summarizes key features of Vanguard Intermediate-Term Corporate Fund.

INVESTMENT OBJECTIVE
The Fund seeks to provide a high level of current income and preserve investors' principal.

INVESTMENT STRATEGIES
The Fund invests in a variety of high-quality and, to a lesser extent, medium-quality fixed-income securities, primarily short-term and intermediate-term corporate bonds. High- quality bonds are those rated the equivalent of "A3" or better by Moody's Investors Service, Inc. or another independent rating agency; medium-quality bonds are those rated the equivalent of Moody's "Baa1", "Baa2", or "Baa3." The Fund is permitted to invest in foreign bonds to a limited extent, so long as they are denominated in U.S. dollars. The Fund will generally maintain a dollar-weighted average maturity of between five and ten years. For more information, see "Investment Strategies" under MORE ON THE FUNDS.

PRIMARY RISKS
The Fund is subject to the following primary risks:
- Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally moderate for intermediate-term bond funds.
- Interest rate risk, which is the chance that bond prices overall, including the prices of bonds held by the Fund, will decline due to rising interest rates. Interest rate risk is generally moderate for intermediate-term bond funds.
- Call risk, which is the chance that during periods of falling interest rates, a bond issuer will "call"--or repay--a higher-yielding bond before its maturity date. Forced to reinvest the unanticipated proceeds at lower rates, the Fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling rates. Call risk is generally moderate for intermediate-term bond funds.
- Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner. Credit risk should be low for the Fund.


PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual total returns for one and five calendar years and since inception compare with those of a broad-based bond market index. Both the bar chart and the table present information for the Fund's Investor Shares only, since Admiral Shares were not available during the time periods shown. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

                                                                              15
              ----------------------------------------------------
                      ANNUAL TOTAL RETURNS--INVESTOR SHARES
              ----------------------------------------------------
              [SCALE -20% -- +40%]
                          1994                   -4.20%
                          1995                   21.39%
                          1996                    2.78%
                          1997                    8.93%
                          1998                    8.30%
                          1999                   -1.53%
                          2000                   10.70%
              ----------------------------------------------------


     During the period shown in the bar chart, the highest return for a calendar quarter was 7.20% (quarter ended June 30, 1995) and the lowest return for a quarter was -3.41% (quarter ended March 31, 1994).


    -------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 2000
    -------------------------------------------------------------------------
                                           1 YEAR   5 YEARS  SINCE INCEPTION*
    -------------------------------------------------------------------------
    Vanguard Intermediate-Term Corporate Fund
        -Investor Shares                   10.70%    5.74%        6.22%
    Lehman Brothers 5-10 Year U.S.
         Credit Index                      10.73     5.87         8.63
    -------------------------------------------------------------------------
    *November 1, 1993.
    -------------------------------------------------------------------------


FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.



                                                      INVESTOR        ADMIRAL
                                                        SHARES         SHARES
                                                        ------         ------
SHAREHOLDER FEES (fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases:                 None           None
Sales Charge (Load) Imposed on Reinvested Dividends:      None           None
Redemption Fee:                                           None           None
Exchange Fee:                                             None           None

ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                                     0.19%          0.11%
12b-1 Distribution Fee:                                   None           None
Other Expenses:                                          0.02%          0.02%
 TOTAL ANNUAL FUND OPERATING EXPENSES:                   0.21%          0.13%

16


     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same for Investor Shares and match our estimates for Admiral Shares. The results apply whether or not you redeem your investment at the end of each period.


           ---------------------------------------------------------
                              1 YEAR   3 YEARS   5 YEARS    10 YEARS
           ---------------------------------------------------------
           Investor Shares     $22       $68       $118      $268
           Admiral Shares      $13       $41       $73       $167
           ---------------------------------------------------------



     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


-------------------------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                     CONVERSION FEATURES
Dividends are declared daily and distributed      Investor Shares--May be converted to Admiral
on the first business day of each month;        Shares if you meet certain account balance and
capital gains, if any, are distributed          tenure requirements
annually in December                              Admiral Shares--Will be converted to Investor
                                                Shares if you are no longer eligible for Admiral
INVESTMENT ADVISER                              Shares
The Vanguard Group, Valley Forge, Pa.,
since inception                                 NEWSPAPER ABBREVIATION
                                                Investor Shares--ITCorp
INCEPTION DATE                                  Admiral Shares--ITCrpAdml
Investor Shares--November 1, 1993
Admiral Shares--February 12, 2001               VANGUARD FUND NUMBER
                                                Investor Shares--071
                                                Admiral Shares--571
NET ASSETS (INVESTOR SHARES) AS OF
JULY 31, 2000                                   CUSIP NUMBER
$1.65 billion                                   Investor Shares--922031885
                                                Admiral Shares--922031810
SUITABLE FOR IRAS
Yes                                             TICKER SYMBOL
                                                Investor Shares--VFICX
MINIMUM INITIAL INVESTMENT
 Investor Shares--$3,000; $1,000 for
IRAs and custodial accounts for minors
 Admiral Shares--$250,000
-------------------------------------------------------------------------------------------------


FUND PROFILE-- VANGUARD(R) GNMA FUND

The following profile summarizes key features of Vanguard GNMA Fund.

INVESTMENT OBJECTIVE
The Fund seeks to provide a high level of current income and preserve investors' principal.

INVESTMENT STRATEGIES
The Fund invests at least 80% of its total assets in Government National Mortgage Association (GNMA or "Ginnie Mae") pass-through certificates, which are fixed income securities representing part ownership in a pool of mortgage loans backed by the U.S. government. The balance of the Fund's assets may be invested in U.S. Treasury or other U.S. government agency securities, as well as repurchase agreements collateralized by such securities. The Fund's dollar-weighted average maturity depends on homeowner prepayments of the underlying mortgages. While the Fund does not observe specific maturity guidelines, the Fund's dollar-weighted average maturity will normally fall within an intermediate-term range (5-10 years). For more information, see "Investment Strategies" under MORE ON THE FUNDS.


PRIMARY RISKS
The Fund is subject to the following primary risks:
- Prepayment risk, which is the chance that mortgage-backed bonds will be paid off early due to homeowners refinancing their mortgages during periods of falling interest rates. Forced to reinvest the unanticipated proceeds at lower rates, the Fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling rates. Prepayment risk is high for the Fund.
- Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally moderate for intermediate-term bond funds.
- Interest rate risk, which is the chance that bond prices overall will decline due to rising interest rates. Also, declining interest rates typically will not lift GNMA prices as much as the prices of comparable bonds. This is because the market tends to discount GNMA prices for prepayment risk when interest rates fall. Interest rate risk is generally moderate for intermediate-term bond funds.


PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year over a ten-year period. The table shows how the Fund's average annual total returns for one, five, and ten calendar years compare with those of a broad-based bond market index. Both the bar chart and the table present information for the Fund's Investor Shares only, since Admiral Shares were not available during the time periods shown. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

18


              ----------------------------------------------------
                      ANNUAL TOTAL RETURNS--INVESTOR SHARES
              ----------------------------------------------------
              [SCALE -20% -- +40%]
                          1991                   16.77%
                          1992                    6.85%
                          1993                    5.90%
                          1994                   -0.95%
                          1995                   17.04%
                          1996                    5.24%
                          1997                    9.47%
                          1998                    7.14%
                          1999                    0.78%
                          2000                   11.22%
              ----------------------------------------------------


     During the period shown in the bar chart, the highest return for a calendar quarter was 5.91% (quarter ended September 30, 1991) and the lowest return for a quarter was -2.28% (quarter ended March 31, 1994).


      --------------------------------------------------------------------
        AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 2000
      --------------------------------------------------------------------
                                         1 YEAR    5 YEARS     10 YEARS
      --------------------------------------------------------------------
      Vanguard GNMA Fund-Investor Shares    11.22%    6.71%      7.80%
      Lehman Brothers GNMA Bond Index       11.11      6.96      7.93
      --------------------------------------------------------------------


FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.



                                                      INVESTOR        ADMIRAL
                                                        SHARES         SHARES
                                                        ------         ------
SHAREHOLDER FEES (fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases:                 None           None
Sales Charge (Load) Imposed on Reinvested Dividends:      None           None
Redemption Fee:                                           None           None
Exchange Fee:                                             None           None

ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                                     0.24%          0.17%
12b-1 Distribution Fee:                                   None           None
Other Expenses:                                          0.03%          0.02%
 TOTAL ANNUAL FUND OPERATING EXPENSES:                   0.27%          0.19%

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same for Investor Shares and match our estimates for Admiral Shares. The results apply whether or not you redeem your investment at the end of each period.

           ---------------------------------------------------------
                            1 YEAR   3 YEARS   5 YEARS    10 YEARS
           ---------------------------------------------------------
           Investor Shares    $28       $86       $152      $343
           Admiral Shares     $19       $61       $107      $243
           ---------------------------------------------------------


     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.



-------------------------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                     CONVERSION FEATURES
Dividends are declared daily and distributed      Investor Shares--May be converted to Admiral
on the first business day of each month;        Shares if you meet certain account balance and
capital gains, if any, are distributed          tenure requirements
annually in December                              Admiral Shares--Will be converted to Investor
                                                Shares if you are no longer eligible for Admiral
INVESTMENT ADVISER                              Shares
The Vanguard Group, Valley Forge, Pa.,
since inception                                 NEWSPAPER ABBREVIATION
                                                Investor Shares--GNMA
INCEPTION DATE                                  Admiral Shares--GNMAadml
Investor Shares--June 27, 1980
Admiral Shares--February 12, 2001               VANGUARD FUND NUMBER
                                                Investor Shares--036
                                                Admiral Shares--536
NET ASSETS (INVESTOR SHARES) AS OF
JULY 31, 2000                                   CUSIP NUMBER
$12.70 billion                                   Investor Shares--922031307
                                                Admiral Shares--922031794
SUITABLE FOR IRAS
Yes                                             TICKER SYMBOL
                                                Investor Shares--VFIIX
MINIMUM INITIAL INVESTMENT
 Investor Shares--$3,000; $1,000 for
IRAs and custodial accounts for minors
 Admiral Shares--$250,000
-------------------------------------------------------------------------------------------------


FUND PROFILE-- VANGUARD(R) LONG-TERM TREASURY FUND

The following  profile  summarizes key features of Vanguard  Long-Term  Treasury
Fund.

INVESTMENT OBJECTIVE
The Fund seeks to provide a high level of current income and preserve investors' principal.

INVESTMENT STRATEGIES
The Fund invests at least 85% of its total assets in long-term bonds whose principal and interest payments are backed by the full faith and credit of the U.S. government. In addition, at least 65% of the Fund's total assets will always be invested in U.S. Treasury securities. The Fund will generally maintain a dollar-weighted average maturity of between 15 and 30 years. For more information, see "Investment Strategies" under MORE ON THE FUNDS.

PRIMARY RISKS
The Fund is subject to the following primary risks:
- Interest rate risk, which is the chance that bond prices overall, including the prices of bonds held by the Fund, will decline due to rising interest rates. Interest rate risk is generally high for long-term bond funds.
- Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally low for long-term bond funds.


PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year over a ten-year period. The table shows how the Fund's average annual total returns for one, five, and ten calendar years compare with those of a broad-based bond market index. Both the bar chart and the table present information for the Fund's Investor Shares only, since Admiral Shares were not available during the time periods shown. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

              ----------------------------------------------------
                      ANNUAL TOTAL RETURNS--INVESTOR SHARES
              ----------------------------------------------------
              [SCALE -20% -- +40%]
                          1991                   17.43%
                          1992                    7.40%
                          1993                   16.79%
                          1994                   -7.03%
                          1995                   30.11%
                          1996                   -1.25%
                          1997                   13.90%
                          1998                   13.05%
                          1999                   -8.66%
                          2000                   19.72%
              ----------------------------------------------------


     During the period shown in the bar chart, the highest return for a calendar quarter was 10.53% (quarter ended June 30, 1995) and the lowest return for a quarter was -6.85% (quarter ended March 31, 1996).

        -----------------------------------------------------------------
         AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 2000
        -----------------------------------------------------------------
                                            1 YEAR   5 YEARS  10 YEARS
        -----------------------------------------------------------------
        Vanguard Long-Term Treasury Fund
          -Investor Shares                  19.72%    6.82%    9.50%
        Lehman Brothers Long U.S. Treasury
           Bond Index                       20.27     7.29      9.91
        -----------------------------------------------------------------


FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.



                                                      INVESTOR        ADMIRAL
                                                        SHARES         SHARES
                                                        ------         ------
SHAREHOLDER FEES (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:                 None           None
Sales Charge (Load) Imposed on Reinvested Dividends:      None           None
Redemption Fee:                                           None           None
Exchange Fee:                                             None           None

ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                                     0.26%          0.13%
12b-1 Distribution Fee:                                   None           None
Other Expenses:                                          0.03%          0.02%
 TOTAL ANNUAL FUND OPERATING EXPENSES:                   0.29%          0.15%


     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses remain the same for Investor Shares and match our estimates for Admiral Shares. The results apply whether or not you redeem your investment at the end of each period.



           ---------------------------------------------------------
                            1 YEAR   3 YEARS   5 YEARS    10 YEARS
           ---------------------------------------------------------
           Investor Shares    $30       $93      $163      $367
           Admiral Shares     $15       $48       $85      $192
           ---------------------------------------------------------


     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

22


-------------------------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                     CONVERSION FEATURES
Dividends are declared daily and distributed      Investor Shares--May be converted to Admiral
on the first business day of each month;        Shares if you meet certain account balance and
capital gains, if any, are distributed          tenure requirements
annually in December                              Admiral Shares--Will be converted to Investor
                                                Shares if you are no longer eligible for Admiral
INVESTMENT ADVISER                              Shares
The Vanguard Group, Valley Forge, Pa.,
since inception                                 NEWSPAPER ABBREVIATION
                                                Investor Shares--LTTsry
INCEPTION DATE                                  Admiral Shares--LTsryAdml
Investor Shares--May 19, 1986
Admiral Shares--February 12, 2001               VANGUARD FUND NUMBER
                                                Investor Shares--083
                                                Admiral Shares--583
NET ASSETS (INVESTOR SHARES) AS OF
JULY 31, 2000                                   CUSIP NUMBER
$1.18 billion                                   Investor Shares--922031505
                                                Admiral Shares--922031786
SUITABLE FOR IRAS
Yes                                             TICKER SYMBOL
                                                Investor Shares--VUSTX
MINIMUM INITIAL INVESTMENT
 Investor Shares--$3,000; $1,000 for
IRAs and custodial accounts for minors
 Admiral Shares--$250,000
-------------------------------------------------------------------------------------------------


FUND PROFILE-- VANGUARD(R) LONG-TERM CORPORATE FUND

The following profile summarizes key features of Vanguard Long-Term Corporate Fund.

INVESTMENT OBJECTIVE
The Fund seeks to provide a high level of current income and preserve investors' principal.

INVESTMENT STRATEGIES
The Fund invests in a variety of high- or upper-medium-quality and, to a lesser extent, medium-quality fixed income securities, primarily long-term corporate bonds. High-quality bonds are those rated the equivalent of "A3" or better by Moody's Investors Service, Inc. or another independent rating agency; medium-quality bonds are those rated the equivalent of Moody's "Baa1", Baa2", or "Baa3." The Fund is permitted to invest in foreign bonds to a limited extent, so long as they are denominated in U.S. dollars. The Fund's dollar-weighted average maturity is expected to range between 15 and 25 years. For more information, see "Investment Strategies" under MORE ON THE FUNDS.

PRIMARY RISKS
The Fund is subject to the following primary risks:
- Interest rate risk, which is the chance that bond prices overall, including the prices of bonds held by the Fund, will decline due to rising interest rates. Interest rate risk is generally high for long-term bond funds.
- Call risk, which is the chance that during periods of falling interest rates, a bond issuer will "call"--or repay--a higher-yielding bond before its maturity date. Forced to reinvest the unanticipated proceeds at lower rates, the Fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling rates. Call risk is generally moderate for long-term bond funds.
- Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally low for long-term bond funds.
- Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner. Credit risk should be low for the Fund.


PERFORMANCE/RISK INFORMATION
The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year over a ten-year period. The table shows how the Fund's average annual total returns for one, five, and ten calendar years compare with those of a broad-based bond market index. Both the bar chart and the table present information for the Fund's Investor Shares only, since Admiral Shares were not available during the time periods shown. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

24


              ----------------------------------------------------
                      ANNUAL TOTAL RETURNS--INVESTOR SHARES
              ----------------------------------------------------
              [SCALE -20% -- +40%]
                          1991                   20.90%
                          1992                    9.78%
                          1993                   14.49%
                          1994                   -5.30%
                          1995                   26.40%
                          1996                    1.20%
                          1997                   13.79%
                          1998                    9.21%
                          1999                   -6.23%
                          2000                   11.76%
              ----------------------------------------------------


     During the period shown in the bar chart, the highest return for a calendar quarter was 8.56% (quarter ended June 30, 1995) and the lowest return for a quarter was -4.68% (quarter ended March 31, 1996).


        -----------------------------------------------------------------
         AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 2000
                                            1 YEAR   5 YEARS  10 YEARS
        -----------------------------------------------------------------
        Vanguard Long-Term Corporate Fund
          -Investor Shares                  11.76%    5.68%    9.14%
        Lehman Brothers Long Credit A or
           Better Bond Index                10.83     5.57     8.74
        -----------------------------------------------------------------

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.

                                                      INVESTOR        ADMIRAL
                                                        SHARES         SHARES
                                                        ------         ------
SHAREHOLDER FEES (fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases:                 None           None
Sales Charge (Load) Imposed on Reinvested Dividends:      None           None
Redemption Fee:                                           None           None
Exchange Fee:                                             None           None

ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                                     0.30%          0.22%
12b-1 Distribution Fee:                                   None           None
Other Expenses:                                          0.02%          0.02%
 TOTAL ANNUAL FUND OPERATING EXPENSES:                   0.32%          0.24%
FEES AND EXPENSES

           ---------------------------------------------------------
                            1 YEAR   3 YEARS   5 YEARS    10 YEARS
           ---------------------------------------------------------
           Investor Shares    $33       $103      $180      $406
           Admiral Shares     $25       $78       $135      $306
           ---------------------------------------------------------


     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


-------------------------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                     CONVERSION FEATURES
Dividends are declared daily and distributed      Investor Shares--May be converted to Admiral
on the first business day of each month;        Shares if you meet certain account balance and
capital gains, if any, are distributed          tenure requirements
annually in December                              Admiral Shares--Will be converted to Investor
                                                Shares if you are no longer eligible for Admiral
INVESTMENT ADVISER                              Shares
The Vanguard Group, Valley Forge, Pa.,
since inception                                 NEWSPAPER ABBREVIATION
                                                Investor Shares--LTCorp
INCEPTION DATE                                  Admiral Shares--LTCrpAdml
Investor Shares--July 9, 1973
Admiral Shares--February 12, 2001               VANGUARD FUND NUMBER
                                                Investor Shares--028
                                                Admiral Shares--568
NET ASSETS (INVESTOR SHARES) AS OF
JULY 31, 2000                                   CUSIP NUMBER
$3.60 billion                                   Investor Shares--922031109
                                                Admiral Shares--922031778
SUITABLE FOR IRAS
Yes                                             TICKER SYMBOL
                                                Investor Shares--VWESX
MINIMUM INITIAL INVESTMENT
 Investor Shares--$3,000; $1,000 for
IRAs and custodial accounts for minors
 Admiral Shares--$250,000
-------------------------------------------------------------------------------------------------

MORE ON THE FUNDS

The following sections discuss other important features of the Funds, including additional risk information, investment strategies, costs and market timing, and turnover rate. Note that the investment objective of each Fund is not fundamental, and may be changed without a shareholder vote.

ADDITIONAL RISK INFORMATION
Because the Funds invest primarily in bonds, they are subject to certain risks.

[FLAG] THE FUNDS ARE SUBJECT--IN VARYING  DEGREES--TO  INTEREST RATE RISK, WHICH
     IS THE CHANCE THAT BOND PRICES OVERALL WILL DECLINE DUE TO RISING INTEREST RATES. INTEREST RATE RISK SHOULD BE LOW FOR SHORT-TERM BOND FUNDS, MODERATE FOR INTERMEDIATE-TERM BONDS, AND HIGH FOR LONG-TERM BOND FUNDS.

Changes in interest rates will affect bond income as well as bond prices.

[FLAG] THE FUNDS ARE SUBJECT--IN  VARYING  DEGREES--TO INCOME RISK, WHICH IS THE
     CHANCE THAT A FUND'S DIVIDENDS (INCOME) WILL DECLINE DUE TO FALLING INTEREST RATES. INCOME RISK IS GENERALLY HIGHER FOR SHORT-TERM BOND FUNDS AND LOWER FOR LONG-TERM BOND FUNDS.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                            BONDS AND INTEREST RATES

As a rule, when interest rates rise, bond prices fall. The opposite is also true: Bond prices go up when interest rates fall. Why do bond prices and interest rates move in opposite directions? Let's assume that you hold a bond offering a 5% yield. A year later, interest rates are on the rise and bonds are offered with a 6% yield. With higher-yielding bonds available, you would have trouble selling your 5% bond for the price you paid--causing you to lower your asking price. On the other hand, if interest rates were falling and 4% bonds were being offered, you should be able to sell your 5% bond for more than you paid.

The difference with GNMAs: In general, declining interest rates will not lift GNMA prices as much as the prices of comparable bonds. Why? Because when interest rates fall, the bond market tends to discount GNMA prices for prepayment risk--the possibility that homeowners will refinance their mortgages at lower rates and cause GNMAs to be paid off prior to maturity. In part to compensate for this "drag" on price, GNMAs tend to offer higher yields than other bonds of comparable credit quality and maturity.
--------------------------------------------------------------------------------


     In the past, bond investors--even Treasury bond investors--have seen the value of their investment rise and fall--sometimes significantly--with changes in interest rates. Between December 1976 and September 1981, for instance, rising interest rates caused long-term bond prices to fall by almost 48%.

     Because each Fund invests mainly in bonds, changes in interest rates will impact, to varying degrees, the value of the Funds' assets. To illustrate how much of an impact, the table below shows the effect of a 1% and a 2% change (both up and down) in interest rates on three bonds of different maturities, each with a face value of $1,000.

--------------------------------------------------------------------------------
          HOW INTEREST RATE CHANGES AFFECT THE VALUE OF A $1,000 BOND*
--------------------------------------------------------------------------------
                          AFTER A 1%   AFTER A 1%    AFTER A 2%    AFTER A 2%
TYPE OF BOND (MATURITY)    INCREASE     DECREASE      INCREASE      DECREASE
--------------------------------------------------------------------------------
Short-Term (2.5 years)           $978       $1,023          $956      $1,046
Intermediate-Term (10 years)      932        1,074           870       1,156
Long-Term (20 years)              901        1,116           816       1,251
--------------------------------------------------------------------------------
*Assuming a 7% yield.
--------------------------------------------------------------------------------

     These figures are for illustration only; you should not regard them as an indication of future returns from the bond market as a whole or any Fund in particular.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                 BOND MATURITIES
A bond is issued with a specific maturity date--the date when the bond's issuer, or seller, must pay back the bond's initial value (known as its "face value"). Bond maturities generally range from less than one year (short-term) to 30 years (long-term). The longer a bond's maturity, the more risk you, as a bond investor, face as interest rates rise--but also the more interest you could receive. Long-term bonds are more suitable for investors willing to take greater risks in hope of higher yields; short-term bond investors should be willing to accept lower yields in return for less fluctuation in the value of their investment.
--------------------------------------------------------------------------------

     While falling interest rates tend to strengthen bond prices, they can cause other sorts of problems for bond fund investors--bond calls and prepayments.

[FLAG] BECAUSE THEY INVEST IN BONDS THAT ARE CALLABLE,  THE FUNDS ARE SUBJECT TO
     CALL RISK, WHICH IS THE CHANCE THAT DURING PERIODS OF FALLING INTEREST RATES, A BOND ISSUER WILL "CALL"--OR REPAY--A HIGHER-YIELDING BOND BEFORE ITS MATURITY DATE. FORCED TO REINVEST THE UNANTICIPATED PROCEEDS AT LOWER INTEREST RATES, A FUND WOULD EXPERIENCE A DECLINE IN INCOME AND LOSE THE OPPORTUNITY FOR ADDITIONAL PRICE APPRECIATION ASSOCIATED WITH FALLING RATES.

     Call risk is generally moderate for longer-term corporate bonds, and consequently is moderate for the Intermediate-Term and Long-Term Corporate Funds. Call risk is low for the various Short-Term and Treasury Funds.

28

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                 CALLABLE BONDS
Although bonds are issued with clearly defined maturities, a bond issuer may be able to redeem, or call, a bond earlier than its maturity date. The bondholder must now replace the called bond with a bond that may have a lower yield than the original. One way for bond investors to protect themselves against call risk is to purchase a bond early in its lifetime, long before its call date. The other way is to buy bonds with low coupons, which makes them less likely to be called.
--------------------------------------------------------------------------------


[FLAG]  BECAUSE  IT  INVESTS  IN  MORTGAGE-BACKED  SECURITIES,  THE GNMA FUND IS
     SUBJECT TO PREPAYMENT RISK, WHICH IS THE CHANCE THAT MORTGAGE-BACKED BONDS WILL BE PAID OFF EARLY DUE TO HOMEOWNERS REFINANCING THEIR MORTGAGES DURING PERIODS OF FALLING INTEREST RATES. FORCED TO REINVEST THE UNANTICIPATED PROCEEDS AT LOWER RATES, THE FUND WOULD EXPERIENCE A DECLINE IN INCOME AND LOSE THE OPPORTUNITY FOR ADDITIONAL PRICE APPRECIATION ASSOCIATED WITH FALLING RATES.

     Since the GNMA Fund invests most of its assets in mortgage-backed bonds, the prepayment risk to the Fund is high.

[FLAG] THE FUNDS ARE SUBJECT--IN  VARYING  DEGREES--TO CREDIT RISK, WHICH IS THE
     CHANCE THAT A BOND ISSUER WILL FAIL TO PAY INTEREST AND PRINCIPAL IN A TIMELY MANNER.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                 CREDIT QUALITY
A bond's credit quality depends on the issuer's ability to pay interest on the bond and, ultimately, to repay the debt. The lower the rating by one of the independent bond-rating agencies (for example, Moody's or Standard & Poor's), the greater the chance (in the rating agency's opinion) that the bond issuer will default, or fail to meet its payment obligations. All things being equal, the lower a bond's credit rating, the higher its yield should be to compensate investors for assuming additional risk. Bonds rated in one of the four highest rating categories are considered "investment-grade." The Funds' Statement of Additional Information includes a detailed description of the credit-rating scales used by major, independent bond-rating agencies.
--------------------------------------------------------------------------------



     The credit quality of each Fund depends on the quality of its investments. In absolute terms, the average credit quality of each Fund's holdings is high or upper-medium. In relative terms, the Short-Term Treasury, Intermediate-Term Treasury, and Long-Term Treasury Funds (which invest primarily in securities backed by the full faith and credit of the U.S. government) offer the highest credit quality of the Funds. The dollar-weighted average credit quality of each Fund's holdings as rated by Moody's Investors Service, as of July 31, 2000, follow:

---------------------------------------------------------
FUND                                     AVERAGE QUALITY
---------------------------------------------------------
Short-Term Treasury                         Treasury
Short-Term Federal                           Agency
Short-Term Corporate                           A1
Intermediate-Term Treasury                  Treasury
Intermediate-Term Corporate                    A2
GNMA                                        Treasury
Long-Term Treasury                          Treasury
Long-Term Corporate                            Aa3
---------------------------------------------------------


     The following table details the Funds' credit quality policies, and illustrates the comparative credit risk encountered by an investor in each Fund. Note that the Funds apply these policies at the time of investment. A Fund may continue to hold bonds that have been downgraded after purchase, even if those bonds would no longer be eligible for purchase by the Fund.

-----------------------------------------------------------------------------------------
         CREDIT RATINGS OF THE FUNDS' INVESTMENTS (PERCENTAGE OF FUND ASSETS)
-----------------------------------------------------------------------------------------
                             ISSUED
                            OR BACKED         HIGH
                         BY U.S. GOV'T,    OR HIGHEST    UPPER              SPECULATIVE
                        ITS AGENCIES AND     QUALITY    MEDIUM    MEDIUM      OR LOWER
FUND                    INSTRUMENTALITIES  (NON-GOV'T)  QUALITY  QUALITY      QUALITY
-----------------------------------------------------------------------------------------
Short-Term Treasury           100%             0%         0%        0%          0%
-----------------------------------------------------------------------------------------
Short-Term Federal            100%             0%         0%        0%          0%
-----------------------------------------------------------------------------------------
Short-Term Corporate       ----------At least 70%----------      No more        0%
                                                                 than 30%
-----------------------------------------------------------------------------------------
Intermediate-Term             100%             0%         0%        0%          0%
Treasury
-----------------------------------------------------------------------------------------
Intermediate-Term          ----------At least 70%----------      No more        0%
Corporate                                                        than 30%
-----------------------------------------------------------------------------------------
GNMA                          100%             0%         0%        0%          0%
-----------------------------------------------------------------------------------------
Long-Term Treasury            100%             0%         0%        0%          0%
-----------------------------------------------------------------------------------------
Long-Term Corporate         ----------At least 70%---------      No more        0%
                                                                 than 30%
-----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                 TYPES OF BONDS
Bonds are issued (sold) by many sources: Corporations issue corporate bonds; the federal government issues U.S. Treasury bonds; agencies of the federal government issue agency bonds; and mortgage holders issue "mortgage-backed" pass-through certificates such as those of the Government National Mortgage Association (GNMAs). Each issuer is responsible for paying back the bond's initial value as well as making periodic interest payments.
--------------------------------------------------------------------------------

     Each of the Corporate Funds may invest no more than 30% of its assets in medium- quality bonds, preferred stocks, and convertible securities.
     To a limited extent, the Corporate Funds are also exposed to event risk, which is the chance that corporate bonds and other fixed-income securities held by these Funds may suffer a substantial decline in credit quality and market value due to a restructuring of the companies that issued the securities.

30

[FLAG] THE FUNDS ARE SUBJECT TO MANAGER RISK,  WHICH IS THE CHANCE THAT A FUND'S
     ADVISER WILL DO A POOR JOB OF SELECTING SECURITIES.

     To help you distinguish between the Funds and their various risks, a summary table is provided below.

---------------------------------------------------------------------------
                           RISKS OF THE FUNDS
---------------------------------------------------------------------------
                                                  PREPAYMENT/
                              INCOME   INTEREST      CALL         CREDIT
FUND                           RISK    RATE RISK     RISK          RISK
---------------------------------------------------------------------------
Short-Term Treasury            High       Low         Low       Negligible
Short-Term Federal             High       Low         Low        Very Low
Short-Term Corporate           High       Low         Low          Low
Intermediate-Term Treasury   Moderate  Moderate       Low       Negligible
Intermediate-Term Corporate  Moderate  Moderate    Moderate        Low
GNMA                         Moderate  Moderate      High       Negligible
Long-Term Treasury             Low       High         Low       Negligible
Long-Term Corporate            Low       High      Moderate        Low
---------------------------------------------------------------------------


INVESTMENT STRATEGIES
The grid below shows, at a glance, the types of financial instruments that may be purchased by each Fund. Explanations of each type of financial instrument follow the grid.


----------------------------------------------------------------------------------
                            SHORT-,                        SHORT-,
                        INTERMEDIATE-,                 INTERMEDIATE-,
                         AND LONG-TERM    SHORT-TERM    AND LONG-TERM      GNMA
                        TREASURY FUNDS   FEDERAL FUND  CORPORATE FUNDS     FUND
----------------------------------------------------------------------------------
Corporate Debt                                                .

----------------------------------------------------------------------------------
U.S. Government &              .              .               .            .
 Agency Bonds
----------------------------------------------------------------------------------
State & Municipal                                             .
 Bonds
----------------------------------------------------------------------------------
Cash Investments               *              *               .            *
                              .*              .*                           .*
----------------------------------------------------------------------------------
Futures, Options, and          .              .               .            .
 Other Derivatives
----------------------------------------------------------------------------------
Asset-Backed                                  .               .
 Securities
----------------------------------------------------------------------------------
International                                                 .
 Dollar-Denominated
 Bonds
----------------------------------------------------------------------------------
Preferred Stocks                                              .
----------------------------------------------------------------------------------
Convertible Securities                                        .
----------------------------------------------------------------------------------
Collateralized                 .              .               .            .
 Mortgage Obligations
 (CMOs)
----------------------------------------------------------------------------------
Restricted or Illiquid         .              .               .            .
 Securities
----------------------------------------------------------------------------------
*Repurchase agreements only.
----------------------------------------------------------------------------------


- Corporate debt. As the name implies, corporate debt obligations--usually called bonds--represent loans by an investor to a corporation.

- U.S. government and agency bonds. These bonds represent loans by an investor to the U.S. Treasury Department or a wide variety of governmental agencies and instrumentalities. Timely payment of principal and interest on U.S. Treasury bonds is always guaranteed by the full faith and credit of the U.S. government; many (but not all) agency bonds have the same guarantee.
- State and municipal bonds. These bonds represent loans by an investor to a state or municipal government, or one of their agencies or instrumentalities.

- Cash investments. This blanket term describes a variety of short-term fixed-income investments, including money market instruments, commercial paper, bank certificates of deposit, banker's acceptances, and repurchase agreements. Repurchase agreements represent short-term (normally overnight) loans by a Fund to commercial banks or large securities dealers. The Treasury Funds, the GNMA Fund, and the Short-Term Federal Fund may invest in repurchase agreements only if collateralized by U.S. Treasury or U.S. government agency securities.

- Futures, options, and other derivatives. Each Fund may invest up to 20% of its total assets in bond futures contracts, options, credit swaps, interest rate swaps, and other types of derivatives. (As a practical matter, the limit is 15% for the Treasury Funds, because they must invest at least 85% of their total assets in U.S. government securities.) Losses (or gains) involving futures contracts can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. Similar risks exist for other types of derivatives. For this reason, the Funds will not use futures, options, or other derivatives for speculative purposes or as leveraged investments that magnify the gains or losses of an investment.

The reasons for which a Fund will invest in futures and options are:

-- To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in bonds.
-- To reduce the Fund's transaction costs, for hedging purposes, or to add value when these instruments are favorably priced.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                   DERIVATIVES
A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indices, have been trading on regulated exchanges for more than two decades. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Non-standardized derivatives, on the other hand, tend to be more specialized or complex, and may be harder to value. If used for speculation or as leveraged investments, derivatives can carry considerable risks.
--------------------------------------------------------------------------------

- Asset-backed securities. These bonds represent partial ownership in pools of consumer or commercial loans--most often credit card, automobile, or trade receivables. Asset-backed securities are issued by entities formed solely for that purpose, but their value ultimately depends on repayments by underlying borrowers. A primary risk of asset-backed securities is that their maturity is difficult to predict and driven by borrowers' prepayments.

32

- International dollar-denominated bonds. The Corporate Funds may invest in bonds of foreign issuers, so long as they are denominated in U.S. dollars. To the extent that it owns foreign bonds, a Fund is subject to country risk, which is the chance that political events (such as war), financial problems (such as government default), or natural disasters (such as an earthquake) will weaken a country's economy and cause investments in that country to lose money. Because the bond's value is designated in dollars rather than the currency of the issuer's country, the investor is not exposed to currency risk; rather, the issuer assumes that risk, usually in order to attract U.S. investors.
- Preferred stocks. Holders of preferred stocks receive set dividends from the issuer. Their claim on the issuer's income and assets ranks before that of common stock holders, but after that of bondholders.
-    Convertible  securities.  Bonds or  preferred  stocks that are  convertible
     into,  or  exchangeable   for,  common  stocks  are  known  as  convertible
     securities.
- Collateralized mortgage obligations (CMOs). CMOs are special bonds that are collateralized by mortgages or mortgage pass-through securities. In a CMO deal, cash flow rights on underlying mortgages--the rights to receive principal and interest payments--are divided up and prioritized to create short-, intermediate-, and long-term bonds. CMOs rely on assumptions about the timing of cash flows on the underlying mortgages, including expected prepayment rates. The primary risk of a CMO is that these assumptions are wrong, which would either shorten or lengthen the bond's maturity.
- Restricted or illiquid securities. Restricted securities are privately placed securities that, pursuant to the rules of the Securities and Exchange Commission, generally can be sold only to qualified institutional buyers. Because these securities can in turn be resold only to qualified institutional investors, they may be considered illiquid securities--that is, they could be difficult for the Funds to convert to cash, if needed. A Fund will not invest more than 15% of its net assets in illiquid securities. The Funds' board of trustees may, from time to time, determine that certain restricted securities are liquid; such securities would not be subject to the 15% limitation. In other words, the Funds may invest without limit in restricted securities that are deemed to be liquid securities.

     The Funds may, from time to time, take temporary investment measures--such as holding cash reserves without limit--that are inconsistent with the Funds' primary investment strategies, in response to adverse market, economic, political, or other conditions. In taking such measures, a Fund may not achieve its investment objective.

     The Funds are generally managed without regard to tax ramifications.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                             THE COSTS OF INVESTING
Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the buying and selling of securities by the fund. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------

COSTS AND MARKET-TIMING
Some investors try to profit from a strategy called market-timing--switching money into investments when they expect prices to rise, and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. Although several of the Bond Funds are suitable for investors' short-term needs, the Funds discourage market-timing, and therefore have adopted the following policies, among others, to discourage short-term trading:

- Each Fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to the efficient management of the Fund. A purchase request could be rejected because of the timing of the request or because of a history of excessive trading by the investor.
- There is a limit on the number of times you can exchange into and out of a Fund (see "Redeeming Shares" in the INVESTING WITH VANGUARD section).
-    Each Fund reserves the right to stop offering shares at any time.

     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST IN THESE FUNDS IF YOU ARE A MARKET-TIMER.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  TURNOVER RATE
Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as income subject to taxes.
--------------------------------------------------------------------------------


TURNOVER RATE
Each Fund may sell securities regardless of how long the securities have been held. A Fund may sell securities based on the adviser's determination that securities with relatively greater value are available for purchase by the Fund, or to raise cash. Shorter-term bonds will mature or be sold, and need to be replaced, more frequently than longer-term bonds. As a result, shorter-term bond funds may have higher turnover rates than longer-term bond funds.

--------------------------------------------------------------------------------

                                PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE
The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------

34

THE FUNDS AND VANGUARD

Each Fund is part of Vanguard Fixed Income Securities Funds, an investment company that is a member of The Vanguard Group. Vanguard is a family of more than 35 investment companies with more than 100 funds holding assets worth more than $550 billion. All of the Vanguard funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.
     Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.


INVESTMENT ADVISERS
Two investment advisers manage the Funds, subject to the control of the Funds' trustees and officers.
     Wellington Management Company, LLP (Wellington Management), 75 State Street, Boston, MA 02109, manages the GNMA and Long-Term Corporate Funds for a quarterly fee, which is based on certain annual percentage rates applied to the Funds' average month-end assets for the quarter. Wellington Management was founded in 1928, and as of July 31, 2000 manages more than $. billion in stock and bond portfolios, including 14 Vanguard funds.
     The Vanguard Group (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, founded in 1975, serves as adviser for the remaining Funds offered in this prospectus through its Fixed Income Group, on an at-cost basis. As of July 31, 2000, Vanguard served as adviser for about $387 billion in assets.
     For the fiscal year ended July 31, 2000, the investment advisory expenses for each Fund (with the exception of the Long-Term Corporate Fund) represented an effective annual rate of approximately 0.01% of each Fund's average net assets. For the Long-Term Corporate Fund, the investment advisory expenses represented an effective annual rate of 0.03% of its average net assets.
     The Funds have authorized their advisers to choose brokers or dealers to handle the purchase and sale of securities for the Funds, and to get the best available price and most favorable execution from these brokers or dealers with respect to all transactions. Also, the Funds may direct the advisers to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Funds.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               THE FUNDS' ADVISERS

The individuals primarily responsible for the Short-Term Treasury, Short-Term Federal, Short-Term Corporate, Intermediate-Term Treasury, Intermediate-Term Corporate, and Long-Term Treasury Funds are:

IAN A. MACKINNON, Managing Director of Vanguard and head of Vanguard's Fixed Income Group; has worked in investment management since 1974; primary responsibility for Vanguard's internal fixed-income policies and strategies since 1981; B.A., Lafayette College; M.B.A., Pennsylvania State University.

ROBERT F. AUWAERTER, Principal of Vanguard, and Fund Manager of the Intermediate-Term Treasury, Intermediate-Term Corporate, and Long-Term Treasury Funds since their inception and the Short-Term Corporate Fund since 1983; has worked in investment management since 1978; has managed portfolio investments since 1979; with Vanguard since 1981; B.S., University of Pennsylvania; M.B.A., Northwestern University.

JOHN W. HOLLYER, Principal of Vanguard, and Fund Manager of the Short-Term Federal Fund since 1996; has worked in investment management since 1987; has managed portfolio investments since joining Vanguard in 1989; B.S., University of Pennsylvania.

DAVID R. GLOCKE, Principal of Vanguard and Fund Manager of the Short-Term Treasury Fund since 2000; has worked in investment management since 1991; has managed portfolio investments with Vanguard since 1997; B.S., University of Wisconsin.

The individuals primarily responsible for managing the GNMA and Long-Term Corporate Funds are:

PAUL D. KAPLAN, Senior Vice President and Partner of Wellington Management, and Fund Manager of the GNMA Fund since 1994; has worked in investment management since 1974; with Wellington Management since 1978; B.A., Dickinson College; M.S., The Sloan School of Management, Massachusetts Institute of Technology.

EARL E. MCEVOY, Senior Vice President and Partner of Wellington Management, and Fund Manager of the Long-Term Corporate Fund since 1994; has worked in investment management since 1972; with Wellington Management since 1978; B.A., Dartmouth College; M.B.A., Columbia Business School.
--------------------------------------------------------------------------------

     The board of trustees may, without prior approval from shareholders, change the terms of the advisory agreements or hire new investment advisers, either as replacements for Wellington Management or Vanguard, or as additional advisers. Any such change will be communicated to shareholders in writing.


DIVIDENDS, CAPITAL GAINS, AND TAXES

FUND DISTRIBUTIONS
Each Fund distributes to shareholders virtually all of its net income (interest less expenses), as well as any capital gains realized from the sale of its holdings. The Funds' income dividends accrue daily and are distributed on the first business day of every month; capital gains distributions generally occur in December. In addition, the Funds may occasionally be required to make supplemental capital gains distributions at some other time during a year.

36

You can receive distributions of income dividends or capital gains in cash, or you can have them automatically reinvested in more shares of a Fund.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  DISTRIBUTIONS

As a shareholder, you are entitled to your share of the fund's income from interest, and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from interest the fund earns from its money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less, or more than one year.
--------------------------------------------------------------------------------


BASIC TAX POINTS

Vanguard will send you a statement each year showing the tax status of all your distributions. In addition, taxable investors should be aware of the following basic tax points:
- Distributions are taxable to you for federal income tax purposes whether or not you reinvest these amounts in additional Fund shares.
- Distributions declared in December--if paid to you by the end of January--are taxable for federal income tax purposes as if received in December.
- Any dividends and short-term capital gains that you receive are taxable to you as ordinary income for federal income tax purposes.
- Any distributions of net long-term capital gains are taxable to you as long-term capital gains for federal income tax purposes, no matter how long you've owned shares in a Fund.
- Capital gains distributions may vary considerably from year to year as a result of the Funds' normal investment activities and cash flows.
- A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.
- Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes. Depending on your state's rules, however, any dividends attributable to interest earned on direct obligations of the U.S. Treasury may be exempt from state and local taxes. Vanguard will notify you each year how much, if any, of your dividends may qualify for this exemption.


ANY CONVERSION BETWEEN CLASSES OF SHARES OF THE SAME FUND IS A NON-TAXABLE EVENT. BY CONTRAST, A CONVERSION BETWEEN CLASSES OF SHARES OF DIFFERENT FUNDS IS A TAXABLE EVENT.



GENERAL INFORMATION
BACKUP WITHHOLDING. By law, Vanguard must withhold 31% of any taxable distributions or redemptions from your account if you do not: n provide us with your correct taxpayer identification number; n certify that the taxpayer identification number is correct; and n confirm that you are not subject to backup withholding. Similarly, Vanguard must withhold from your account if the IRS instructs us to do so.

FOREIGN INVESTORS. The Vanguard funds generally do not offer their shares for sale outside of the United States. Foreign investors should be aware that U.S. withholding and estate taxes may apply to any investments in Vanguard funds. INVALID ADDRESSES. If a dividend or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest all future distributions until you provide us with a valid mailing address.
TAX CONSEQUENCES. This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax adviser for detailed information about a fund's tax consequences for you.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                            "BUYING A CAPITAL GAIN"

Unless you are investing through a tax-deferred  retirement  account (such as an
IRA), it is not to your advantage to buy shares of a fund shortly before it makes a capital gains distribution, because doing so can cost you money in taxes. This is known as "buying a capital gain." For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a capital gains distribution of $1 per share on December 16, its share price would drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received--even if you had reinvested it in more shares. To avoid "buying a capital gain," check a fund's distribution schedule before you invest.
--------------------------------------------------------------------------------

SHARE PRICE


Each Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of regular trading on the New York Stock Exchange (the NAV is not calculated on holidays or other days when the Exchange is closed). Net asset value per share is computed by dividing the net assets attributed to each share class by the number of Fund shares outstanding for that class.

     Knowing the daily net asset value is useful to you as a shareholder because it indicates the current value of your investment. The Fund's NAV, multiplied by the number of shares you own, gives you the dollar amount you would have received had you sold all of your shares back to the Fund that day.
     A NOTE ON PRICING: Bonds and other fixed-income securities are valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. When these quotations are not readily available, investments will be priced at their fair value, calculated according to procedures adopted by the Funds' Board of Trustees.

     Each Fund's share price can be found daily in the mutual fund listings of most major newspapers under the heading "Vanguard Funds."

38

FINANCIAL HIGHLIGHTS


The following financial highlights tables pertain to the Funds' Investor Shares; Admiral Shares were not available during the periods shown. The tables are intended to help you understand each Fund's financial performance for the past five years, and certain information reflects financial results for a single Fund share in each case. The total returns in each table represent the rate that an investor would have earned or lost each year on an investment in the Fund (assuming reinvestment of all dividends and capital gains distributions). This information for each of the five years in the period ended January 31, 2000, has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with each Fund's financial statements--is included in the Funds' most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                  HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE

This explanation uses the Short-Term Treasury Fund as an example. The Fund began the six months ended July 31,2000 with a net asset value (price) of $9.94 per share. During the period, the Fund earned $0.295 per share from investment income (interest). There was an increase of $0.09 per share in the value of investments held or sold by the Fund.

Shareholders received $0.295 per share in the form of dividend and capital gains distributions. A portion of each year's capital gains distributions may come from the prior year's capital gains.

The earnings ($0.385 per share) minus the distributions ($0.295 per share) resulted in a share price of $10.03 at the end of the period. This was an increase of $0.09 per share (from $9.94 at the beginning of the period to $10.03 at the end of the period). For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was 3.93% for the period.

As of July 31, 2000, the Fund had $1.2 billion in net assets. For the period, its expense ratio was 0.27% ($2.70 per $1,000 of net assets); and its net investment income amounted to 5.90% of its average net assets. It sold and replaced securities valued at 214% of its net assets.
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                           VANGUARD SHORT-TERM TREASURY FUND
                                                                                  INVESTOR SHARES
                                                SIX MONTHS                          YEAR ENDED JANUARY 31,
                                                     ENDED -----------------------------------------------------------------
                                             JULY 31, 2000*    2000         1999         1998            1997         1996
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $9.94   $10.37       $10.27       $10.16          $10.36        $ 9.89
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                .295     .534         .545         .590            .586          .625
 Net Realized and Unrealized Gain (Loss) on
   Investments                                        .090    (.413)        .122         .110           (.200)         .470
                                          ----------------------------------------------------------------------------------
  Total from Investment Operations                    .385     .121         .667         .700            .386         1.095
                                          ----------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                (.295)   (.534)       (.545)       (.590)          (.586)        (.625)
 Distributions from Realized  Capital Gains             --    (.017)       (.022)          --              --            --
                                          ----------------------------------------------------------------------------------
  Total Distributions                                (.295)   (.551)       (.567)       (.590)          (.586)        (.625)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                      $10.03   $ 9.94       $10.37       $10.27          $10.16        $10.36
============================================================================================================================
TOTAL RETURN                                         3.93%    1.20%        6.66%        7.11%           3.89%        11.37%
============================================================================================================================
RATIOS/SUPPLEMENTAL DATA

 Net Assets, End of Period (Millions)               $1,160   $1,177       $1,197       $1,009            $970           $919
 Ratio of Total Expenses to Average Net Assets      0.27%**   0.27%        0.27%        0.27%           0.25%          0.27%
 Ratio of Net Investment Income
  to Average Net Assets                             5.90%**   5.27%        5.27%        5.80%           5.77%          6.14%
 Turnover Rate                                       214%**    124%         132%          83%             86%            93%
============================================================================================================================
*Unaudited.
**Annualized.



----------------------------------------------------------------------------------------------------------------------------
                                                                           VANGUARD SHORT-TERM FEDERAL FUND
                                                                                  INVESTOR SHARES
                                                SIX MONTHS                     YEAR ENDED JANUARY 31,
                                                     ENDED -----------------------------------------------------------------
                                             JULY 31, 2000*     2000         1999         1998            1997         1996
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $9.85   $10.26       $10.19       $10.11          $10.28       $ 9.79
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                .298     .567         .581         .611            .615         .601
 Net Realized and Unrealized
  Gain (Loss) on Investments                          .060    (.410)        .070         .080           (.170)        .490
                                          ----------------------------------------------------------------------------------
  Total from Investment Operations                    .358     .157         .651         .691            .445        1.091
                                          ----------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                (.298)   (.567)       (.581)       (.611)          (.615)       (.601)
 Distributions from Realized Capital Gains              --       --           --           --              --           --
                                          ----------------------------------------------------------------------------------
  Total Distributions                                (.298)   (.567)       (.581)       (.611)          (.615)       (.601)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $9.91   $ 9.85       $10.26       $10.19          $10.11       $10.28
============================================================================================================================
TOTAL RETURN                                         3.68%    1.59%        6.57%        7.06%           4.51%       11.43%
============================================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)               $1,441   $1,478       $1,644       $1,460          $1,348       $1,402
 Ratio of Total Expenses to Average Net Assets      0.29%**   0.27%        0.27%        0.27%           0.25%        0.27%
 Ratio of Net Investment Income to
  Average Net Assets                                6.05%**   5.64%        5.68%        6.04%           6.09%        5.93%
 Turnover Rate                                       171%**     93%         107%          94%             57%          74%
============================================================================================================================
*Unaudited.
**Annualized.

----------------------------------------------------------------------------------------------------------------------------
                                                                           VANGUARD SHORT-TERM CORPORATE FUND
                                                                                  INVESTOR SHARES
                                                SIX MONTHS                     YEAR ENDED JANUARY 31,
                                                     ENDED -----------------------------------------------------------------
                                             JULY 31, 2000*    2000         1999         1998            1997         1996
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF  PERIOD               $10.49   $10.86       $10.87       $10.75          $10.94       $10.40
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                .350     .660         .660         .664            .663         .671
 Net Realized and Unrealized Gain(Loss)
  on Investments                                        --    (.370)       (.010)        .120           (.190)        .540
                                          ----------------------------------------------------------------------------------
  Total from Investment Operations                    .350     .290         .650         .784            .473        1.211
                                          ----------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                (.350)   (.660)       (.660)       (.664)          (.663)       (.671)
 Distributions from Realized Capital Gains              --       --           --           --              --           --
                                          ----------------------------------------------------------------------------------
  Total Distributions                                (.350)   (.660)       (.660)       (.664)          (.663)       (.671)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                      $10.49   $10.49       $10.86       $10.87          $10.75       $10.94
============================================================================================================================
TOTAL RETURN                                         3.40%    2.77%        6.16%        7.53%           4.52%       11.95%
============================================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)               $6,944   $6,731       $5,529       $4,709          $4,531       $3,873
 Ratio of Total Expenses to Average Net Assets      0.22%**   0.25%        0.27%        0.28%           0.25%        0.27%
 Ratio of Net Investment Income
  to Average Net Assets                             6.72%**   6.21%        6.08%        6.17%           6.18%        6.23%
 Turnover Rate                                        53%**     52%          46%          45%             45%          62%
============================================================================================================================
*Unaudited.
**Annualized.



----------------------------------------------------------------------------------------------------------------------------
                                                                        VANGUARD INTERMEDIATE-TERM TREASURY FUND
                                                                                  INVESTOR SHARES
                                                SIX MONTHS                     YEAR ENDED JANUARY 31,
                                                     ENDED -----------------------------------------------------------------
                                             JULY 31, 2000*    2000         1999         1998            1997         1996
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $10.03   $11.16       $10.80       $10.37          $10.90       $ 9.76
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                .322     .625         .630         .647            .649         .662
 Net Realized and Unrealized
  Gain (Loss) on Investments                          .260   (1.130)        .360         .430           (.530)       1.140
                                          ----------------------------------------------------------------------------------
  Total from Investment Operations                    .582    (.505)        .990        1.077            .119        1.802
                                          ----------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment nIncome               (.322)   (.625)       (.630)       (.647)          (.649)       (.662)
 Distributions from Realized Capital Gains              --       --           --           --              --           --
                                          ----------------------------------------------------------------------------------
  Total Distributions                                (.322)   (.625)       (.630)       (.647)          (.649)       (.662)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                      $10.29   $10.03       $11.16       $10.80          $10.37       $10.90
============================================================================================================================
TOTAL RETURN                                         5.88%   -4.59%        9.44%       10.78%           1.28%       18.96%
============================================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)               $1,627   $1,652       $1,876       $1,595          $1,279       $1,226
 Ratio of Total Expenses to Average Net Assets      0.30%**   0.27%        0.27%        0.27%           0.25%        0.28%
 Ratio of Net Investment Income to
  Average Net Assets                                6.36%**   5.96%        5.76%        6.19%           6.26%        6.34%
 Turnover Rate                                        62%**     66%          63%          30%             42%          56%
============================================================================================================================
*Unaudited.
**Annualized.

41

----------------------------------------------------------------------------------------------------------------------------
                                                                        VANGUARD INTERMEDIATE-TERM CORPORATE FUND
                                                                                  INVESTOR SHARES
                                                SIX MONTHS                     YEAR ENDED JANUARY 31,
                                                     ENDED -----------------------------------------------------------------
                                             JULY 31, 2000*    2000         1999         1998            1997         1996
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $9.13   $10.07       $10.03       $ 9.72          $10.17       $ 9.07
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                .329     .623         .627         .638            .639         .658
 Net Realized and Unrealized Gain (Loss) on
  Investments                                         .030    (.894)        .122         .321           (.430)       1.110
                                          ----------------------------------------------------------------------------------
  Total from Investment Operations                    .359    (.271)        .749         .959            .209        1.758
                                          ----------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                (.329)   (.623)       (.627)       (.638)          (.639)       (.658)
 Distributions from Realized  Capital Gains             --    (.046)       (.082)       (.011)          (.020)          --
                                          ----------------------------------------------------------------------------------
  Total Distributions                                (.329)   (.669)       (.709)       (.649)          (.659)       (.658)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $9.16   $ 9.13       $10.07       $10.03          $ 9.72       $10.17
============================================================================================================================
TOTAL RETURN                                         4.00%   -2.70%        7.73%       10.24%           2.29%       19.94%
============================================================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)               $1,650   $1,475       $1,234         $899            $592         $424
 Ratio of Total Expenses to Average Net Assets      0.21%**   0.25%        0.27%        0.26%           0.25%        0.28%
 Ratio of Net Investment Income to
  Average Net Assets                                7.24%**   6.60%        6.25%        6.51%           6.61%        6.70%
 Turnover Rate                                        76%**     67%          71%          69%             85%          78%
============================================================================================================================
*Unaudited.
**Annualized.



----------------------------------------------------------------------------------------------------------------------------
                                                                                VANGUARD GNMA FUND
                                                                                  INVESTOR SHARES
                                                SIX MONTHS                     YEAR ENDED JANUARY 31,
                                                     ENDED -----------------------------------------------------------------
                                             JULY 31, 2000*    2000         1999         1998            1997         1996
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $9.71   $10.47       $10.48       $10.23          $10.45       $ 9.71
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                .341     .669         .687         .718            .727         .734
 Net Realized and Unrealized Gain (Loss) on
  Investments                                         .200    (.760)        .002         .253           (.220)        .740
                                          ----------------------------------------------------------------------------------
  Total from Investment Operations                    .541    (.091)        .689         .971            .507        1.474
                                          ----------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                (.341)   (.669)       (.687)       (.718)          (.727)       (.734)
 Distributions from Realized Capital Gains             --        --        (.012)       (.003)             --           --
                                          ----------------------------------------------------------------------------------
  Total Distributions                                (.341)   (.669)       (.699)       (.721)          (.727)       (.734)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $9.91    $9.71       $10.47       $10.48          $10.23       $10.45
============================================================================================================================
TOTAL RETURN                                         5.65%   -0.89%        6.79%        9.86%           5.15%       15.64%
============================================================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)              $12,703  $12,228      $11,354       $8,894          $7,400       $6,998
 Ratio of Total Expenses to Average Net Assets      0.25%**   0.27%        0.30%        0.31%           0.27%        0.29%
 Ratio of Net Investment Income to
  Average Net Assets                                6.95%**   6.63%        6.56%        6.97%           7.16%        7.22%
 Turnover Rate                                        15%**      5%           7%           3%             12%           7%
============================================================================================================================
*Unaudited.
**Annualized.

----------------------------------------------------------------------------------------------------------------------------
                                                                         VANGUARD LONG-TERM TREASURY FUND
                                                                                  INVESTOR SHARES
                                                SIX MONTHS                     YEAR ENDED JANUARY 31,
                                                     ENDED -----------------------------------------------------------------
                                             JULY 31, 2000*    2000         1999         1998            1997         1996
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $9.74   $11.42       $10.79       $ 9.84          $10.73       $ 9.23
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                .309     .611         .629         .643            .655         .669
 Net Realized and Unrealized Gain (Loss) on
  Investments                                         .560   (1.560)        .630         .950           (.877)       1.725
                                          ----------------------------------------------------------------------------------
  Total from Investment Operations                    .869    (.949)       1.259        1.593           (.222)       2.394
                                          ----------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                (.309)   (.611)       (.629)       (.643)          (.655)       (.669)
 Distributions from Realized Capital Gains              --    (.120)          --           --           (.013)       (.225)
                                          ----------------------------------------------------------------------------------
  Total Distributions                                (.309)   (.731)       (.629)       (.643)          (.668)       (.894)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                      $10.30   $ 9.74       $11.42       $10.79          $ 9.84       $10.73
============================================================================================================================
TOTAL RETURN                                         9.01%   -8.41%       12.02%       16.85%          -1.85%       26.72%
============================================================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)               $1,182   $1,178       $1,450       $1,061            $898         $916
 Ratio of Total Expenses to Average Net Assets      0.32%**   0.28%        0.27%        0.27%           0.25%        0.27%
 Ratio of Net Investment Income to
  Average Net Assets                                6.14%**   5.98%        5.69%        6.38%           6.66%        6.57%
 Turnover Rate                                        72%**     43%          22%          18%             31%         105%
============================================================================================================================
*Unaudited.
**Annualized.



----------------------------------------------------------------------------------------------------------------------------
                                                                        VANGUARD LONG-TERM CORPORATE FUND
                                                                                  INVESTOR SHARES
                                                SIX MONTHS                     YEAR ENDED JANUARY 31,
                                                     ENDED -----------------------------------------------------------------
                                             JULY 31, 2000*    2000         1999         1998            1997         1996
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $8.08    $9.38        $9.32        $8.71           $9.43        $8.18
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                .285     .561         .582         .613            .619         .627
 Net Realized and Unrealized Gain (Loss) on
   Investments                                        .060   (1.245)        .266         .685           (.566)       1.250
                                          ----------------------------------------------------------------------------------
  Total from Investment Operations                    .345    (.684)        .848        1.298            .053        1.877
                                          ----------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                (.285)   (.561)       (.582)       (.613)          (.619)       (.627)
 Distributions from Realized Capital Gains              --    (.055)       (.206)       (.075)          (.154)          --
                                          ----------------------------------------------------------------------------------
  Total Distributions                                (.285)   (.616)       (.788)       (.688)          (.773)       (.627)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $8.14    $8.08        $9.38        $9.32           $8.71        $9.43
============================================================================================================================
TOTAL RETURN                                         4.36%   -7.40%        9.52%       15.52%           0.86%       23.64%
============================================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)               $3,596   $3,681       $4,232       $3,720          $3,324       $3,376
 Ratio of Total Expenses to Average Net Assets      0.31%**   0.30%        0.30%        0.32%           0.28%        0.31%
 Ratio of Net Investment Income to
  Average Net Assets                                7.10%**   6.59%        6.26%        6.87%           7.06%        7.03%
 Turnover Rate                                         3%**      7%          43%          33%             30%          49%
============================================================================================================================
*Unaudited.
**Annualized.

--------------------------------------------------------------------------------
 INVESTING WITH VANGUARD
 This section of the prospectus explains the basics of doing business with Vanguard. A special booklet, The Vanguard Service Directory, provides details of our many shareholder services for individual investors. A separate booklet, The Compass, does the same for institutional investors. You can request either booklet by calling or writing Vanguard, using the Contacting Vanguard instructions found at the end of this section.

                                  BUYING SHARES
                                CONVERTING SHARES
                                REDEEMING SHARES
                           OTHER RULES YOU SHOULD KNOW
                            FUND AND ACCOUNT UPDATES
                               CONTACTING VANGUARD
--------------------------------------------------------------------------------

BUYING SHARES

ACCOUNT MINIMUMS FOR       TO OPEN AND MAINTAIN AN ACCOUNT: $3,000 for regular
INVESTOR SHARES            accounts; $1,000 for IRAs and custodial accounts
                           for minors.
                           TO ADD TO AN EXISTING ACCOUNT: $100 by mail or exchange; $1,000 by wire.

ACCOUNT MINIMUMS FOR       TO OPEN AND MAINTAIN AN ACCOUNT: $250,000 for new
ADMIRAL SHARES             investors; $150,000 or $50,000 for existing investors
                           who are eligible to convert Investor Shares into Admiral Shares (see Converting Shares).
                           TO ADD TO AN EXISTING ACCOUNT: $100 by mail or exchange; $1,000 by wire.

HOW TO BUY SHARES          BY CHECK: Mail your check and a completed account
                           registration form to Vanguard. When adding to an
                           existing account, send your check with an Invest-
                           By-Mail form
                           detached from your last account statement. Make the
                           check payable to The Vanguard Group-- fund number.
                           For fund numbers and addresses, see Contacting
                           Vanguard.
                           BY EXCHANGE PURCHASE: You can purchase shares with
                           the proceeds of a redemption  from another  Vanguard
                           fund.  All open Vanguard funds permit exchange
                           purchases  requested in writing. MOST  VANGUARD
                           FUNDS--OTHER   THAN  THE  STOCK AND BALANCED
                           INDEX-   ORIENTED FUNDS--ALSO ACCEPT EXCHANGE
                           PURCHASES REQUESTED ONLINE OR BY
                           TELEPHONE. See Other Rules You Should Know for specifics.
                           BY WIRE: Call Vanguard's Client Services Department to purchase shares by wire. See Contacting Vanguard.

44



YOUR PURCHASE  PRICE       You buy shares at a fund's  next-determined NAV
                           after Vanguard  accepts your
                           purchase request. As long as your request is received before the close of regular trading on the New York Stock Exchange (generally 4 p.m.
                           Eastern time), you will buy your shares at that day's NAV. This is known as your TRADE DATE.

EARNINGS DIVIDENDS         You begin  earning  dividends on the next business
                           day after your trade date. When buying shares through a federal funds wire, however, you can begin earning dividends immediately by notifying Vanguard before 10:45 a.m., Eastern time that you intend to make a wire purchase that day.

PURCHASE RULES YOU         ADMIRAL SHARES. Please note that Admiral Shares are
SHOULD KNOW                NOT available to:
                            o SIMPLE IRAs and 403(b)(7) custodial accounts;
                            o Other   retirement   plan   accounts    receiving
                              special administrative   services   from
                              Vanguard;   or
                            o Accounts maintained by financial intermediaries,
                              except in limited circumstances.
                           THIRD PARTY CHECKS. To protect the funds from check fraud, Vanguard will not accept checks made payable to third parties.
                           U.S. CHECKS ONLY. All purchase checks must be written in U.S. dollars and drawn on a U.S. bank.
                           LARGE PURCHASES. Vanguard reserves the right to reject any purchase request that may disrupt a fund's operation or performance. Please call us before attempting to invest a large dollar amount.
                           NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).
                           FUTURE PURCHASES. All Vanguard funds reserve the right to stop selling shares at any time, or to reject specific purchase requests, including purchases by exchange from another Vanguard fund.

CONVERTING SHARES
                           ANY CONVERSION BETWEEN CLASSES OF SHARES OF THE SAME FUND IS A NON-TAXABLE EVENT.


PRICING OF SHARE CLASS     The share prices of a fund's separate classes may be
CONVERSIONS                the same one day, diverge the next day, and then come
                           back together on the following day. This is the normal result of day-to-day rounding differences in pricing the separate share classes.

                           If you convert from one class of shares to another, the transaction will be based on the respective share prices of the separate classes on the trade date for the conversion. Consequently, a conversion may provide you with fewer shares or more shares than you originally owned, depending on that day's share prices. At the time of conversion, the total value of your "old" shares will equal the total value of your "new" shares. However, subsequent share price fluctuations may decrease or increase the total value of your "new" shares as compared to that of your "old" shares.

IMMEDIATE CONVERSIONS
INTO ADMIRAL SHARES        You may convert  Investor  Shares into Admiral Shares
                           of the same Fund (if available), provided that your account balance in the Fund is at least $250,000.
                           Registered users of vanguard.com may request a conversion to Admiral Shares online. Or, you may contact Vanguard by telephone or mail or request this transaction.

TENURE CONVERSIONS         THREE-YEAR PRIVILEGE. After three years in a Fund,
INTO ADMIRAL SHARES        you may convert Investor Shares into Admiral Shares
                           if your fund account balance is at least $150,000 and you are registered with vanguard.com.
                           Registered users of vanguard.com may request a tenure conversion online. Or, you may contact Vanguard by telephone or mail to request this transaction.
                           TEN-YEAR PRIVILEGE. After ten years in a Fund, you may convert Investor Shares into Admiral Shares if your fund account balance is at least $50,000 and you are registered with vanguard.com.
                             Registered users of vanguard.com may request a
                           tenure conversion online. Or, you may contact
                           Vanguard by telephone or mail to request this transaction.

46

CONVERSIONS INTO           You may convert  Investor  Shares or Admiral Shares
INSTITUTIONAL SHARES       into Vanguard Short-Term Corporate Fund Institutional
                           Shares of the Fund provided that account balance is at least $50 million. The Funds' Institutional
                           Shares are  offered through a separate prospectus.
                           Please contact Vanguard's Institutional Division for more information.

MANDATORY  CONVERSIONS     If an  investor  no longer  meets the  requirements
INTO INVESTOR SHARES       for Admiral Shares, the Fund may reclassify the
                           investor's Admiral Shares into Investor Shares. A decline in the investor's account balance due to market movement may result in such a conversion.
                           The Fund will notify the investor in writing before any mandatory conversion into Investor Shares.

REDEEMING SHARES

HOW TO REDEEM SHARES       Be sure to check Other Rules You Should Know before
                           initiating your request.
                           ONLINE: Request a redemption through our website at vanguard.com.
                           BY TELEPHONE: Contact Vanguard by telephone to request a redemption. For telephone numbers, see
                           Contacting Vanguard.
                           BY MAIL: Send your written redemption instructions to Vanguard. For addresses, see Contacting Vanguard.
                           BY WRITING A CHECK: If you've established the checkwriting service on you account, you can redeem shares by writing a check for $250 or more.

YOUR REDEMPTION  PRICE     You   redeem   shares  at  a  fund's next-determined
                           NAV after Vanguard accepts your redemption request, including any special documentation required under the cir cumstances . As long as your request is received before the close of regular trading on the New York Stock Exchange
                           (generally 4 p.m. Eastern time), your shares are redeemed at that day's NAV. This is known as your TRADE DATE.

TYPES OF REDEMPTIONS       CHECK REDEMPTIONS: Unless instructed otherwise,
                           Vanguard will mail you a check,  normally within two
                           business days of your trade date.
                           EXCHANGE REDEMPTIONS: You may instruct Vanguard to
                           apply the proceeds of your redemption to purchase
                           shares of another Vanguard fund. All open Vanguard
                           funds accept exchange redemptions requested in
                           writing. Most Vanguard
                           funds--other than the stock and balanced index-
                           oriented funds--also accept exchange redemptions
                           requested online or by telephone. See Other Rules You
                           Should Know for specifics.
                           WIRE REDEMPTIONS: When redeeming from a money market
                           fund,  bond fund, or the Preferred  Stock Fund, you
                           may instruct Vanguard to wire your redemption
                           proceeds to a previously designated bank account.
                           Wire redemptions are not  available  for  Vanguard's
                           other  funds,  except  by exchanging  into a bond or
                           money  market fund  first.  The wire  redemption
                           option  is  not  automatic  ;  you  must establish
                           it  by   completing  a  special  form  or  the
                           appropriate  section of your account  registration.
                           Also, wire redemptions must be requested in writing or by telephone, not online. A $5 fee applies to wire redemptions under $5,000.
                           Money Market Funds: For telephone requests accepted at Vanguard by 10:45 a.m., Eastern time, the redemption proceeds will arrive at your bank by the close of business that same day. For other requests accepted before 4 p.m., the redemption proceeds will arrive at your bank by the close of business on the following business day.
                           Bond Funds and Preferred Stock Fund: For requests accepted at Vanguard by 4 p.m. Eastern time, the redemption proceeds will arrive at your bank by the close of business on the following business day.

REDEMPTION RULES YOU       SPECIAL ACCOUNTS. Special  documentation  may be
SHOULD KNOW                required  to redeem from certain  types of  accounts,
                           such as  trust,  corporate, non-profit, or
                           retirement accounts. Please call us before
                           attempting to redeem from these types of accounts.
                           POTENTIALLY DISRUPTIVE REDEMPTIONS. Vanguard reserves
                           the right to pay all or part of your redemption in-
                           kind--that is, in the form of  securities--if we
                           believe that a cash redemption   would   disrupt  the
                           fund's   operation  or performance.  Under these
                           circumstances, Vanguard also reserves the right to delay payment of your redemption proceeds for up to seven days. By calling us before you attempt to redeem a large dollar amount, you are more likely to avoid in-kind or delayed payment of your redemption.
                           RECENTLY PURCHASED SHARES. While you can redeem shares at any time, proceeds will not be made available to you until the Fund collects payment for your purchase. This may take up to ten calendar days for shares purchased by check or Van guard Fund
                           Express (R).

48

                           SHARE CERTIFICATES. If share certificates have been issued for your account, those shares cannot be redeemed until you return the certificates (unsigned) to Vanguard by registered mail. For the correct address, see Contacting Vanguard.
                           PAYMENT TO A DIFFERENT PERSON OR ADDRESS. We can make your redemption check payable to a different person or send it to a different address. However, this requires the written consent of all registered account owners, which must be provided under signature guarantees. You can obtain a signature guarantee from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange.
                           NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).
                           EMERGENCY CIRCUMSTANCES. Vanguard funds can postpone payment of redemption proceeds for up to seven calendar days at any time. In addition, Vanguard funds can suspend redemptions and/or postpone payments of redemption proceeds at times when the New York Stock Exchange is closed or during emergency circumstances, as determined by the U.S. Securities and Exchange Commission.



OTHER RULES YOU SHOULD KNOW

TELEPHONE TRANSACTIONS     AUTOMATIC. In setting up your account,  we'll
                           automatically enable you to do business with us by regular telephone, unless you instruct us otherwise in writing.
                           TELE-ACCOUNT (TM). To conduct account transactions through Vanguard's automated telephone service, you must first obtain a personal identification number (PIN). Call Tele- Account to obtain a PIN, and allow seven days before using this service.
                           PROOF OF A CALLER'S AUTHORITY. We reserve the right to refuse a telephone request if the caller is unable to provide the following information exactly as registered on the account:
                            o Ten-digit account number.
                            o Complete owner name and address.
                            o Primary Social Security or employer identification
                               number.
                            o Personal Identification Number (PIN), if
                              applicable.
                           SUBJECT TO REVISION. We reserve the right to revise or terminate Vanguard's telephone transaction service at any time, without notice.

                           SOME VANGUARD FUNDS DO NOT PERMIT TELEPHONE
                           EXCHANGES. To discourage market-timing, Vanguard's Stock Index Funds, Growth and Income Fund, and Balanced Index Fund generally do not permit telephone exchanges (in or out), except for IRAs and certain other retirement accounts.

VANGUARD.COM               REGISTRATION. You can use your  personal  computer to
                           review your account holdings, to sell or exchange shares of most Vanguard funds, and to perform other transactions. To establish this service, you can register online.
                           SOME VANGUARD FUNDS DO NOT PERMIT ONLINE EXCHANGES.
                           To discourage  market-timing,  Vanguard's Stock Index
                           Funds, Growth  and  Income  Fund,  and  Balanced
                           Index Fund do not permit online exchanges (in or out), except for IRAs and certain other retirement accounts.

WRITTEN INSTRUCTIONS       "GOOD ORDER" REQUIRED. We reserve the right to reject
                           any written transaction instructions that are not in
                           "good order." This means that your instructions must
                           include:
                           o The fund name and account number.
                           o The amount of the transaction (in dollars or
                             shares).
                           o Signatures of all owners exactly as registered on
                             the account.
                           o Signature   guarantees,   if  required  for  the
                             type  of transaction.
                           * *For instance,  signature guarantees must be
                            provided by all registered account shareholders when redemption proceeds are to be sent to a different person or address.

RESPONSIBILITY FOR         Vanguard will not be responsible for any account
FRAUD                      losses due to fraud, so long as we reasonably believe
                           that the person transacting on an account is authorized to do so. Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account state ments that we send to you. Contact Vanguard immediately about any transactions you believe to be unauthorized.

UNCASHED CHECKS            Please cash your  distribution  or redemption  checks
                           promptly. Vanguard will not pay interest on uncashed checks.

LIMITS ON ACCOUNT          Because excessive account transactions can disrupt
ACTIVITY                   management of a fund and increase the fund's costs
                           for all shareholders, Vanguard limits account activity as follows:
                           o You may make no more than two substantive "round
                             trips" through a non-money market fund during any 12-month period.

50


                           o Your round trips through a non-money market fund
                             must be at least 30 days apart.
                           o All funds may refuse share  purchases  at any time,
                             for any reason.
                           o Vanguard  reserves the right to revise or terminate
                             the exchange privilege, limit the amount of an exchange, or reject an exchange, at any time, for any reason.
                           A "round trip" is a redemption from a fund followed by a purchase back into the same fund. Also, a "round trip" covers transactions accomplished by
                           any  combination  of  methods,   including
                           transactions conducted by check, wire, or exchange to/from another Vanguard fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the fund.

UNUSUAL CIRCUMSTANCES      If you experience difficulty contacting Vanguard
                           online, by telephone, or by Tele-Account, you can send us your transaction request by regular or express mail. See Contacting Vanguard for addresses.

INVESTING  WITH VANGUARD   You may  purchase  or sell  Investor  Shares  of most
THROUGH OTHER FIRMS        Vanguard funds through a financial  intermediary,
                           such as a bank, broker, or investment adviser.
                           HOWEVER, ACCESS TO ADMIRAL SHARES THROUGH A FINANCIAL
                           INTERMEDIARY  IS RESTRICTED. PLEASE CONSULT YOUR
                           FINANCIAL  INTERMEDIARY TO DETERMINE WHETHER ADMIRAL
                           SHARES ARE AVAILABLE  THROUGH THAT FIRM.
                             If you invest  with  Vanguard  through an
                           intermediary, please read that firm's program materials carefully to learn of any special rules that may apply. For example, special terms may apply to additional service features, fees, or other policies. Consult your intermediary to determine when your order will be priced.

LOW BALANCE  ACCOUNTS      All Vanguard  funds reserve the right to close any
                           nonretirement account whose balance falls below the minimum initial investment.
                             Vanguard deducts a $10
                           fee in June from each nonretirement account whose balance at that time is below $2,500 ($500 for Vanguard STAR(TM) Fund). The fee is waived if your total Vanguard account assets are $50,000 or more.

FUND AND ACCOUNT UPDATES


PORTFOLIO SUMMARIES        We will send you quarterly portfolio summaries to
                           help you keep track of your accounts  throughout  the
                           year. Each summary shows the market value of your
                           account at the close   of  the   statement   period,
                           as   well   as  all distributions,  purchases,
                           sales, and  exchanges  for the current calendar year.

AVERAGE COST REVIEW        For most taxable accounts, average cost review
STATEMENTS                 statements will accompany the quarterly portfolio
                           summaries. These statements show the average cost of shares that you redeemed during the current calendar year, using the average cost single category method.

CONFIRMATION               Each time you buy, sell, or exchange shares, we will
STATEMENTS                 send you a statement confirming the trade date and
                           amount of your transaction.

TAX STATEMENTS             We will send you annual tax  statements to assist in
                           preparing your income tax returns. These statements, which are gener ally mailed in January, will report the previous year's dividend and capital gains distributions, proceeds from the sale of shares, and distributions from IRAs or other retirement plans.

REPORTS You will receive financial reports about your funds twice a year--in March and September. These comprehensive reports include an assessment of the fund's performance (and a comparison to its industry benchmark), an overview of the financial markets, a report from the advisers, and the fund's financial statements, which include a listing of the fund's holdings. To keep the funds' costs as low as possible (so that you and other shareholders can keep more of the funds' investment earnings), Vanguard attempts to eliminate duplicate mailings to the same address. When we find that two or more shareholders have the same last name and address, we send just one fund report to that address--instead of mailing separate reports to each shareholder. If you want us to send separate reports, however, you may notify our Client Services Department.

CONTACTING VANGUARD

ONLINE                     VANGUARD.COM
                           o Your best source of Vanguard news
                           o For fund,  account,  and service  information
                           o For most account  transactions
                           o For literature requests
                           o 24 hours per day, 7 days per week

VANGUARD TELE-ACCOUNT(R)   o For automated fund and account information
1-800-662-6273             o For  redemptions  by  check,  exchange,  or  wire
(ON-BOARD)                 o Toll-free, 24 hours per day, 7 days per week

INVESTOR INFORMATION       o For fund and service information
1-800-662-7447 (SHIP)      o For literature requests
(Text telephone at         o Business hours only
1-800-952-3335)

52

CLIENT SERVICES            o For account information
1-800-662-2739 (CREW)      o For most account transactions
(Text telephone at         o To arrange a wire transaction
1-800-749-7273)            o Business hours only

ADMIRAL SERVICE CENTER     o For Admiral account information
1-888-237-9949             o For most Admiral transactions
                           o Business hours only

INSTITUTIONAL DIVISION     o For information and services for large
1-888-809-8102               institutional investors
                           o Business hours only

VANGUARD ADDRESSES         REGULAR MAIL (INDIVIDUALS-CURRENT CLIENTS):
                           The Vanguard Group
                           P.O.  Box 1110
                           Valley Forge, PA 19482-1110

                           REGULAR MAIL (INSTITUTIONS):
                           The Vanguard Group
                           P.O. Box 2900
                           Valley Forge, PA 19482-2900

                           REGULAR MAIL (GENERAL INQUIRIES):
                           The Vanguard Group
                           P.O. Box 2600
                           Valley Forge, PA 19482-2600

                           REGISTERED OR EXPRESS MAIL:
                           The Vanguard Group
                           455 Devon Park Drive
                           Wayne, PA 19087-1815

FUND NUMBER         Always use these fund numbers when contacting Vanguard
                    about the Funds:
                    Short-Term Treasury-032 (Investor Shares) or
                    532 (Admiral Shares)
                    Short-Term Federal-049 (Investor Shares) or
                    549 (Admiral Shares)
                    Short-Term Corporate-039 (Investor Shares) or
                    539 (Admiral Shares)
                    Intermediate-Term Treasury-035 (Investor Shares) or
                    535 (Admiral Shares)
                    Intermediate-Term Corporate-071 (Investor Shares) or
                    571 (Admiral Shares)
                    GNMA-036 (Investor Shares) or
                    536 (Admiral Shares)
                    Long-Term Treasury-083 (Investor Shares) or 583 (Admiral
                    Shares)
                    Long-Term Corporate-028 (Investor Shares) or
                    568 (Admiral Shares)

GLOSSARY OF INVESTMENT TERMS


AVERAGE  MATURITY
The average length of time until bonds held by a fund reach maturity (or are called) and are repaid. In general, the longer the average maturity, the more a fund's share price will fluctuate in response to changes in market interest rates.

BOND
A debt security (IOU) issued by a corporation, government, or government agency in exchange for the money you lend it. In most instances, the issuer agrees to pay back the loan by a specific date and make regular interest payments until that date.

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that the fund has sold at a profit, minus any realized losses.


CASH INVESTMENTS
Cash deposits, short-term bank deposits, and money market instruments which include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.


CREDIT QUALITY
An assessment of the ability of a preferred stock issuer to pay dividends in a timely manner.

DIVIDEND INCOME
Payment to shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

FACE VALUE
The amount to be paid at maturity of a bond; also known as the par value or principal.

INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

INVESTMENT-GRADE
A bond whose credit quality is considered by independent bond-rating agencies to be sufficient to ensure timely payment of principal and interest under current economic circumstances. Bonds rated in one of the four highest rating categories are considered "investment-grade."

MATURITY
The date when a bond issuer agrees to repay the bond's principal, or face value, to the bond's buyer.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

PRINCIPAL
The amount of money you put into an investment.

SECURITIES
Stocks, bonds, money market instruments, and interests in other investment vehicles.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations between its high and low prices.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

[SHIP]
[THE VANGUARD GROUP LOGO]
Post Office Box 2600
Valley Forge, PA 19482-2600


FOR MORE INFORMATION
If you'd  like  more  information  about
Vanguard  Bond  Funds,  the  following
documents are available free
upon request:

ANNUAL/SEMIANNUAL REPORTS TO SHAREHOLDERS
Additional  information about the
Funds'  investments is available in
the Funds' annual and semiannual reports to shareholders.

STATEMENT  OF  ADDITIONAL
INFORMATION  (SAI)
The SAI  provides  more  detailed
information about the Funds.

The  current  annual and  semiannual
reports  and the SAI are  incorporated
by reference into (and are thus
legally a part of) this prospectus.


All market indexes  referenced in
this prospectus are the exclusive
property of their respective owners.


To receive a free copy of the latest
annual or semiannual report or the
SAI, or to request additional
information about the Fund or other
Vanguard funds, please contact us
as follows:

THE VANGUARD GROUP
INVESTOR INFORMATION
DEPARTMENT
P.O. BOX 2600
VALLEY FORGE,
PA 19482-2600

TELEPHONE:
1-800-662-7447 (SHIP)

TEXT TELEPHONE:
1-800-952-3335

WORLD WIDE WEB:
WWW.VANGUARD.COM
If you are a current Fund shareholder
and would like information about
your account, account transactions,
and/or account statements,
please call:

CLIENT SERVICES DEPARTMENT
TELEPHONE:
1-800-662-2739 (CREW)

TEXT TELEPHONE:
1-800-749-7273


INFORMATION PROVIDED BY THE
SECURITIES AND EXCHANGE
COMMISSION (SEC)
You can review and copy
information about the Fund
(including the SAI) at the SEC's
Public Reference Room in
Washington, DC. To find out more
about this public service, call the
SEC at 1-202-942-8090. Reports and
other information about the Fund are
also available on the SEC's Internet
site at http:\\www.sec.gov, or you
can receive copies of this
information, for a fee, by electronic
request at the following e-mail
address: publicinfo@sec.gov, or by
writing the Public Reference
Section, Securities and Exchange
Commission, Washington, DC
20549-0102.

Fund's Investment Company Act
file number: 811-2368


(C) 2001 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.

P028 022001

                      VANGUARD FIXED INCOME SECURITIES FUND

                                  (THE"TRUST")

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                                 MARCH ___, 2001

This Statement of Additional Information ("SAI") is not a prospectus, but should be read in conjunction with the proxy statement/prospectus of the Trust and
Vanguard Admiral Funds dated March ___, 2001. A copy of the proxy statement/prospectus may be obtained without charge by calling Vanguard at
1-800-662-7447   or  writing  Vanguard  at  P.O.  Box  2600,  Valley  Forge,  PA
19482-2600.

This SAI relates specifically to the proposed reorganization of Vanguard Admiral Short-Term, Intermediate-Term, and Long-Term Treasury Funds into Vanguard
Short-Term, Intermediate-Term, and Long-Term Treasury Funds, respectively. The SAI consists of this cover page and the following described documents, each of which are on file with the U.S. Securities and Exchange Commission and are hereby incorporated by reference:

(1)  The Vanguard Admiral Funds prospectus dated May 26, 2000;

(2) The Statement of Additional Information for Vanguard Admiral Funds dated May 26, 2000;

(3)  The Vanguard Bond Funds prospectus dated Februrary ___, 2001;

(4) The Statement of Additional Information of Vanguard Bond Funds dated February ___, 2001

(5) The Vanguard Admiral Funds' annual report to shareholders for the year ended January 31, 2000;

(6) The Vanguard Admiral Funds' semiannual report to shareholders for the six months ended July 31, 2000;

(7) The Vanguard Bond Funds' annual report to shareholders for the year ended January 31, 2000; and

(8) The Vanguard Bond Funds' semiannual report to shareholders for the six months ended July 31, 2000.

                                     PART C

                     VANGUARD FIXED INCOME SECURITIES FUNDS
                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION

The Registrant's organizational documents contain provisions indemnifying trustees and officers against liability incurred in their official capacity.
Article VII, Section 2 of the Declaration of Trust provides that the Registrant may indemnify and hold harmless each and every trustee and officer from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to the performance of his or her duties as a trustee or officer. However, this provision does not cover any liability to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. Article VI of the By-Laws generally provides that the Registrant shall indemnify its trustees and officers from any liability arising out of their past or present service in that capacity. Among other things, this provision excludes any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the trustee's or officer's office with the Registrant.

ITEM 16. EXHIBITS

(1)(b) Declaration of Trust*
(2)(a) By-Laws*
(3)    Not Applicable
(4)    Agreement and Plan of Reorganization*
(5)    Rule 18f-3 Plan*
(6)    Not Applicable
(7)    Not Applicable
(8)    Not Applicable
(9)    Custodian Agreement**
(10)   Not Applicable
(11)   Form of Legal Opinion*
(12)   Form of Tax Opinion*
(13)   Not Applicable
(14)   Consent of Independent Auditors**
(15)   Not Applicable
(16)   Power of Attorney***
(17)   Not Applicable

 *Filed herewith
 **To be filed by Amendment
 *** Previously filed

ITEM 17. UNDERTAKINGS


     (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

     (3) The undersigned registrant agrees to file, by post-effective amendment,
an  opinion  of  counsel   supporting  the  tax  consequences  of  the  proposed
reorganization within a reasonable time after receipt of such opinion.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 the Registrant has duly caused this Registration Statement on Forn N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Malvern and the Commonwealth of Pennsylvania on the 25th day of January , 2001.

                                          VANGUARD FIXED INCOME SECURITIES FUNDS

                                   BY: __________________/S/____________________

                                                   (HEIDI STAM)
                                           JOHN J. BRENNAN* CHAIRMAN AND
                                              CHIEF EXECUTIVE OFFICER


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

By:/S/ JOHN J. BRENNAN        President, Chairman, Chief      January 25, 2001
   ---------------------------Executive Officer, and Trustee
       (Heidi Stam)
      John J. Brennan*

By:/S/ CHARLES D. ELLIS  Trustee                              January 25, 2001
   ---------------------------
       (Heidi Stam)
     Charles D. Ellis*

By:/S/ JOANN HEFFERNAN HEISEN Trustee                         January 25, 2001
   ---------------------------
       (Heidi Stam)
     JoAnn Heffernan Heisen*

By:/S/ BRUCE K. MACLAURY      Trustee                         January 25, 2001
   ---------------------------
       (Heidi Stam)
      Bruce K. MacLaury*

By:/S/ BURTON G. MALKIEL      Trustee                         January 25, 2001
   ---------------------------
       (Heidi Stam)
       Burton G. Malkiel*

By:/S/ ALFRED M. RANKIN, JR.  Trustee                         January 25, 2001
   ---------------------------
       (Heidi Stam)
     Alfred M. Rankin, Jr.*

By:/S/ JAMES O. WELCH, JR.    Trustee                         January 25, 2001
   ---------------------------
       (Heidi Stam)
     James O. Welch, Jr.*

By:/S/ J. LAWRENCE WILSON     Trustee                         January 25, 2001
   ---------------------------
       (Heidi Stam)
     J. Lawrence Wilson*

By:/S/ THOMAS J. HIGGINS      Treasurer and Principal         January 25, 2001
   ---------------------------Financial Officer and Principal
       (Heidi Stam)           Accounting Officer
      Thomas J. Higgins*


*By Power of Attorney. See File Number 33-4424, filed on January 25, 1999.
  Incorporated by Reference.

                                  EXHIBIT INDEX


EXHIBIT NO.                EXHIBIT NAME
-----------                ------------

1(b)                       Declaration of Trust
2(a)                       By-Laws
5                          Rule 18f-3 Plan
11                         Form of Legal Opinion
12                         Form of Tax Opinion